UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

Gene L. Needles, Jr., PRESIDENT

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: January 31, 2016

Date of reporting period: July 31, 2015

ITEM 1. REPORTS TO STOCKHOLDERS.

American Beacon® FUNDS

2015 SEMI-ANNUAL REPORT

JULY 31, 2015

ACADIAN EMERGING MARKETS MANAGED VOLATILTY FUND

EARNEST PARTNERS EMERGING MARKETS EQUITY FUND

SGA GLOBAL GROWTH FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

ACADIAN EMERGING MARKETS MANAGED VOLATILITY FUND Investing in foreign and emerging market securities may involve heightened risk due to currency fluctuations and economic and political risks. Investing in lower volatility securities may produce more modest gains than other stock funds as a trade-off for the potentially lower downside risk. The use of futures contracts for cash management may subject the Fund to losing more money than invested. EARNEST PARTNERS EMERGING MARKETS EQUITY FUND Investing in foreign and emerging market securities may involve heightened risk due to currency fluctuations and economic and political risks. Investing in small-and medium-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. The use of futures contracts for cash management may subject the Fund to losing more money than invested. SGA GLOBAL GROWTH FUND Investing in foreign and emerging market securities may involve heightened risk due to currency fluctuations and economic and political risks. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. Because the Fund may invest in fewer issuers than a more diversified portfolio, the fluctuating value of a single holding may have a greater effect on the value of the Fund. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund may participate in a securities lending program. Please see the prospectus for a complete discussion of the Funds’ risks. There can be no assurances that the investment objectives of these Funds will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. The advisors’ strategies and the Funds’ portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	July 31, 2015

Dear Shareholders,

Uneven global economic growth, declining oil prices and disparate central bank policies set the stage for mixed emerging market returns for the six months ended July 31, 2015. Uncertainty over the timing of the U.S. Federal Reserve’s first interest rate increase since emergency lending rates were established during the 2008 financial crisis also weighed heavily on equity markets, and the substantial weakening of many currencies against the U.S. dollar took a toll on total returns for dollar-based investors in numerous markets. In contrast, the broader global equity markets - which include developed countries - posted stronger returns for investors.

For the period under review, the MSCI Emerging Markets Index returned -4.76%, the MSCI All Country World Index returned 5.20% and the MSCI All Country World Growth Index returned 7.22%.

At American Beacon Advisors, we are proud to offer a broad range of equity funds to help investors navigate the economic storms and market downturns in the U.S. and abroad. Our years of experience evaluating sub-advisors has led us to identify and partner with several asset managers who have adhered to their disciplined processes for many years and through a variety of economic and market conditions.

For the six months ended July 31, 2015:

•	American Beacon Acadian Emerging Markets Managed Volatility Fund (Investor Class) returned -1.77%.

•	American Beacon Earnest Partners Emerging Markets Equity Fund (Investor Class) returned -10.32%.

•	American Beacon SGA Global Growth Fund (Investor Class) returned 10.40%.

Thank you for your continued investment in the American Beacon Funds. For additional information about our Funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.
President
American Beacon Funds

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Performance Overview

July 31, 2015 (Unaudited)

The Investor Class of the American Beacon Acadian Emerging Markets Managed Volatility Fund (the “Fund”) returned -1.77% for the six months ended July 31, 2015. The Fund outperformed the MSCI Emerging Markets Index (the “Index”) return of -4.76% for the period.

Total Returns for the Period ended 7/31/15

	Ticker	6 Months*	1 Year	Since Inception 9/27/13
Institutional Class (1,3)	ACDIX	(1.66)%	(8.21)%	1.05%
Y Class (1,3)	ACDYX	(1.57)%	(8.21)%	1.00%
Investor Class (1,3)	ACDPX	(1.77)%	(8.42)%	0.73%
A Class with sales charge (1,3)	ACDAX	(7.41)%	(13.66)%	(2.51)%
A Class without sales charge (1,3)	ACDAX	(1.77)%	(8.43)%	0.67%
C Class with sales charge (1,3)	ACDCX	(3.08)%	(10.16)%	(0.11)%
C Class without sales charge (1,3)	ACDCX	(2.08)%	(9.16)%	(0.11)%
MSCI Emerging Markets Index (2)		(4.76)%	(13.38)%	(3.31)%

*	Not annualized.
1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please call 1-800-967-9009 or visit www.americanbeaconfunds.com. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to each Class of the Fund has been waived since inception. Performance prior to waiving fees was lower than the actual returns shown since inception. A Class shares have a maximum sales charge of 5.75%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.
2.	The MSCI Emerging Markets Index is a market capitalization weighted index composed of companies that are representative of the market structure of developing countries in Latin America, Asia, Eastern Europe, the Middle East and Africa. One cannot directly invest in an index.
3.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A and C Class shares was 2.27%, 2.13%, 2.43%, 2.46% and 3.23%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund outperformed the Index over the six-month period due to stock selection, as the Fund lost value through country allocation.

Stock selections in South Korea, South Africa, and the Philippines led to the Fund’s relative outperformance for the period, overcoming the impact of poor selections in Brazil. The Fund benefited from investments in BGF Retail Co. Ltd. (up 137.3%) and Shinsegae Information & Communication Co. Ltd. (up 49.1%) within South Korea; EOH Holdings Ltd. (up 33.9%) and Pioneer Foods Ltd. (up 24.2%) within South Africa; as well as Globe Telecom Inc. (up 44.6%) and Manila Electric Co. (up 9.0%) within the Philippines. In Brazil, detractors included Ser Educacional SA (down 30.8%) and FII BTG Pactual Corporate Office Fund (down 16.6%).

Relative contribution from country allocation was negative for the six-month period, primarily due to underweighting Russia (up 21.4%). Underweighting Brazil and South Korea (down 14.3% and 9.9%, respectively) and overweighting Mexico (up 2.0%) benefited the Fund’s relative performance during the period.

The Fund’s basic philosophy remains focused on investing in a well-diversified portfolio of low volatility stocks that aims to maximize risk-adjusted returns.

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Performance Overview

July 31, 2015 (Unaudited)

Top Ten Holdings (% Net Assets)
BGF Retail Co., Ltd.		1.2
Dr Reddys Laboratories Ltd.		1.2
EOH Holdings Ltd.		1.1
Arca Continental S.A.B. de C.V.		1.1
Steinhoff International Holdings Ltd.		1.0
China Mobile Ltd.		1.0
Telekomunikasi Indonesia Persero Tbk PT		1.0
Datatec Ltd.		1.0
Taiwan Semiconductor Manufacturing Co. Ltd.		1.2
Infosys Technologies Ltd. Sponsored		1.1

Total Fund Holdings	304

Sector Allocation (% Equities)
Consumer Staples	19.3
Telecommunication Services	17.7
Financials	17.5
Information Technology	11.7
Consumer Discretionary	10.7
Utilities	7.8
Industrials	6.5
Health Care	5.5
Materials	2.1
Energy	1.2

Country Allocation (% Equities)
Hong Kong/China	18.3
South Africa	12.5
Taiwan	11.1
Mexico	9.7
South Korea	8.9
Malaysia	8.5
India	4.5
Poland	4.4
Philippines	4.4
Chile	3.7
Brazil	3.3
Indonesia	3.2
Thailand	2.1
Peru	1.2
Colombia	1.0
Russia	0.7
Hungary	0.7
Egypt	0.6
Czech Republic	0.5
Panama	0.3
Turkey	0.3
Luxembourg	0.1

American Beacon Earnest Partners Emerging Markets Equity FundSM

Performance Overview

July 31, 2015 (Unaudited)

The Investor Class of the American Beacon Earnest Partners Emerging Markets Equity Fund (the “Fund”) returned -10.32% for the six-month period ended July 31, 2015. The Fund underperformed the MSCI Emerging Markets Index (the “Index”) return of -4.76% for the period.

Total Returns for the Period ended 7/31/15

	Ticker	6 Months*	1 Year	Since Inception 9/19/13
Institutional Class (1,3)	ABEEX	(10.17)%	(18.98)%	(8.78)%
Y Class (1,3)	ABEGX	(10.08)%	(18.90)%	(8.78)%
Investor Class (1,3)	ABEVX	(10.32)%	(19.15)%	(9.07)%
A Class with sales charge (1,3)	ABEAX	(15.52)%	(23.81)%	(11.98)%
A Class without sales charge (1,3)	ABEAX	(10.33)%	(19.17)%	(9.13)%
C Class with sales charge (1,3)	ABETX	(11.66)%	(20.87)%	(9.84)%
C Class without sales charge (1,3)	ABETX	(10.66)%	(19.87)%	(9.84)%
MSCI Emerging Markets Index (2)		(4.76)%	(13.38)%	(3.16)%

*	Not annualized
1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to each Class of the Fund has been waived since inception. Performance prior to waiving fees was lower than the actual returns shown since inception. A Class shares have a maximum sales charge of 5.75%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.
2.	The MSCI Emerging Markets Index is a market capitalization weighted index composed of companies that are representative of the market structure of developing countries in Latin America, Asia, Eastern Europe, the Middle East and Africa. One cannot directly invest in an index.
3.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A and C Class shares was 5.27%, 4.09%, 4.39%, 5.52%, and 6.28%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund underperformed the Index over the six-month period due to stock selection and country allocation.

Relative to the Index, the Fund’s underperformance stemmed from poor stock selections in China/Hong Kong, including Great Wall Motor Co. Ltd. (down 41.0%), Weichai Power Co. Ltd. (down 22.4%) and Orient Overseas International Ltd. (down 22.2%). The Fund added value in South Korea through holding CJ Corp. (up 64.5%).

From a country allocation perspective, the Fund’s relative performance benefited from overweighting Hong Kong/China (up 4.3% and down 1.3%, respectively), but not enough to compensate for value lost from null weighting Russia (up 21.4%) and overweighting Brazil (down 14.3%).

The Fund’s basic philosophy remains focused on investing in companies using a fundamental, bottom-up investment approach in concert with an emphasis on reducing downside deviation.

American Beacon Earnest Partners Emerging Markets Equity FundSM

Performance Overview

July 31, 2015 (Unaudited)

Top Ten Holdings (% Net Assets)
CJ Corp.		5.4
Advanced Semiconductor Engineering, Inc.		3.7
Cielo S.A.		3.7
Investec Ltd.		3.6
Weichai Power Co., Ltd. H		3.5
Controladora Commercial Mexicana, S.A.B. de C.V.		3.4
HDFC Bank Ltd.		3.1
Uni-President Enterprises Corp.		3.0
Taiwan Semiconductor Manufacturing Co. Ltd.		4.0
Samsung Electronics Co. Ltd.		3.8

Total Fund Holdings	44

Sector Allocation (% Equities)
Financials	31.6
Industrials	14.1
Information Technology	12.1
Materials	11.7
Consumer Staples	11.1
Consumer Discretionary	9.0
Energy	5.3
Health Care	3.3
Telecommunication Services	1.8

Country Allocation (% Equities)
Hong Kong/China	31.9
South Korea	15.1
Brazil	12.3
Taiwan	11.3
India	5.8
South Africa	5.3
Indonesia	3.7
Mexico	3.5
Thailand	2.9
Czech Republic	2.5
Colombia	2.2
Turkey	2.1
Malaysia	1.4

American Beacon SGA Global Growth FundSM

Performance Overview

July 31, 2015 (Unaudited)

The Investor Class of the American Beacon SGA Global Growth Fund (the “Fund”) returned 10.40% for the six months ended July 31, 2015. The Fund outperformed the MSCI All Country World Index (the “Index”) return of 5.20% for the period.

Total Returns for the Period ended 7/31/15

	Ticker	6 Months*	1 Year	3 Years	Since Inception 12/31/10
Institutional Class (1,7)	SGAGX	10.57%	12.61%	11.68%	10.60%
Y Class (1,2,7)	SGAYX	10.51%	12.55%	11.61%	10.56%
Investor Class (1,3,7)	SGAPX	10.40%	12.28%	11.44%	10.44%
A Class with sales charge (1,4,7)	SGAAX	4.02%	5.80%	9.23%	8.99%
A Class without sales charge (1,4,7)	SGAAX	10.34%	12.21%	11.39%	10.41%
C Class with sales charge (1,5,7)	SGACX	8.99%	10.38%	10.89%	10.09%
C Class without sales charge (1,5,7)	SGACX	9.99%	11.38%	10.89%	10.09%
MSCI All Country World Index (6)		5.20%	2.83%	12.83%	8.04%
MSCI All Country World Growth Index (6)		7.22%	8.10%	14.23%	9.22%

*	Not annualized
1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to each Class of the Fund has been waived since inception. Performance prior to waiving fees was lower than the actual returns shown since inception.
2.	Fund performance for the three-year and since inception periods represent the total returns achieved by the Institutional Class from 12/31/10 up to 10/4/13, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 12/31/10.
3.	Fund performance for the three-year and since inception periods represent the total returns achieved by the Institutional Class from 12/31/10 up to 10/4/13, the inception date of the Investor Class, and the returns of the Investor Class since its inception. Expenses of the Investor Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Investor Class been in existence since 12/31/10.
4.	Fund performance for the three-year and since inception periods represent the total returns achieved by the Institutional Class from 12/31/10 up to 10/4/13, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 12/31/10. The maximum sales charge for A Class is 5.75%.
5.	Fund performance for the three-year and since inception periods represent the total returns achieved by the Institutional Class from 12/31/10 up to 10/4/13, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 12/31/10. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.
6.	The MSCI All Country World Index (“ACWI”) is a free float-adjusted, market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI All Country World Growth Index is designed to measure equity market performance of companies with higher growth values in developed and emerging markets. One cannot directly invest in an index.
7.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A and C Class shares was 3.83%, 3.85%, 5.29%, 4.16% and 4.74%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund outperformed the Index over the six-month period due to stock selection and country allocation.

Stock selections in the United States drove the Fund’s relative outperformance over the six-month period, including Amazon.com Inc. (up 52.7%), Starbucks Corp. (up 33.3%), and Equinix Inc. (up 30.5%). Stock selection in Sweden, including Elekta AB (down 40.7%) detracted from relative performance.

American Beacon SGA Global Growth FundSM

Performance Overview

July 31, 2015 (Unaudited)

From a country allocation perspective, overweighting Denmark (up 23.4%) and null weighting Canada (down 2.2%) contributed positively to relative performance, though null weighting Japan (up 11.6%) detracted for the period.

The Fund’s basic philosophy remains focused on investing in low-risk companies that offer predictable earnings and cash flow growth over the long term.

Top Ten Holdings (% Net Assets)
Amgen, Inc.		4.2
Visa, Inc.		4.2
Novo Nordisk A.S.		3.9
Aon PLC		3.8
Danone S.A.		3.7
SAP AG, Sponsored		3.7
AIA Group Ltd.		3.6
Colgate-Palmolive Co.		3.4
State Street Corp.		3.3
Priceline.com, Inc.		3.5

Total Fund Holdings	35

Sector Allocation (% Equities)
Information Technology	29.6
Consumer Staples	19.5
Consumer Discretionary	15.0
Financials	13.4
Health Care	12.4
Energy	5.7
Materials	2.6
Industrials	1.8

Country Allocation (% Equities)
United States	53.9
Hong Kong/China	7.4
United Kingdom	7.1
France	6.6
Netherlands	4.5
Denmark	4.1
Germany	3.9
Switzerland	3.0
India	2.1
Mexico	2.0
Brazil	1.9
Australia	1.8
South Korea	1.7

American Beacon FundsSM

Fund Expenses

July 31, 2015 (Unaudited)

Fund Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including management fees, administrative service fees, distribution (12b-1) fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from February 1, 2015 through July 31, 2015.

Actual Expenses

The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads). Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

American Beacon FundsSM

Fund Expenses

July 31, 2015 (Unaudited)

Acadian Emerging Markets Managed Volatility Fund

	Beginning Account Value 2/1/15	Ending Account Value 7/31/15	Expenses Paid During Period* 2/1/15 - 7/31/15
Institutional Class
Actual	$1,000.00	$983.40	$6.64
Hypothetical **	$1,000.00	$1,018.10	$6.76
Y Class
Actual	$1,000.00	$984.34	$7.13
Hypothetical **	$1,000.00	$1,017.60	$7.25
Investor Class
Actual	$1,000.00	$982.33	$8.50
Hypothetical **	$1,000.00	$1,016.22	$8.65
A Class
Actual	$1,000.00	$982.32	$8.60
Hypothetical **	$1,000.00	$1,016.12	$8.75
C Class
Actual	$1,000.00	$979.21	$12.27
Hypothetical **	$1,000.00	$1,012.40	$12.47

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 1.35%, 1.45%, 1.73%, 1.75% and 2.50% for the Institutional, Y, Investor, A and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

Earnest Partners Emerging Markets Equity Fund

	Beginning Account Value 2/1/15	Ending Account Value 7/31/15	Expenses Paid During Period* 2/1/15 - 7/31/15
Institutional Class
Actual	$1,000.00	$898.28	$6.35
Hypothetical **	$1,000.00	$1,018.10	$6.76
Y Class
Actual	$1,000.00	$899.25	$6.83
Hypothetical **	$1,000.00	$1,017.60	$7.25
Investor Class
Actual	$1,000.00	$896.78	$8.14
Hypothetical **	$1,000.00	$1,016.22	$8.65
A Class
Actual	$1,000.00	$896.67	$8.23
Hypothetical **	$1,000.00	$1,016.12	$8.75
C Class
Actual	$1,000.00	$893.36	$11.74
Hypothetical **	$1,000.00	$1,012.40	$12.47

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 1.35%, 1.45%, 1.73%, 1.75% and 2.50% for the Institutional, Y, Investor, A and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

SGA Global Growth Fund

	Beginning Account Value 2/1/15	Ending Account Value 7/31/15	Expenses Paid During Period* 2/1/15 - 7/31/15
Institutional Class
Actual	$1,000.00	$1,105.73	$5.12
Hypothetical **	$1,000.00	$1,019.93	$4.91
Y Class
Actual	$1,000.00	$1,105.14	$5.64
Hypothetical **	$1,000.00	$1,019.44	$5.41
Investor Class
Actual	$1,000.00	$1,104.04	$7.09
Hypothetical **	$1,000.00	$1,018.05	$6.80
A Class
Actual	$1,000.00	$1,103.37	$7.20
Hypothetical **	$1,000.00	$1,017.95	$6.90
C Class
Actual	$1,000.00	$1,099.92	$11.09
Hypothetical **	$1,000.00	$1,014.23	$10.64

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.98%, 1.08%, 1.36%, 1.38% and 2.13% for the Institutional, Y, Investor, A and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

July 31, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)

Brazil - 3.21%
Common Stocks - (Cost $1,253)
AMBEV S.A.A	58,800	$334
BRF S.A.A	9,900	208
Cia Providencia Industria e Comercio S.A.	1,200	3
CVC Brasil Operadora e Agencia de Viagens S.A.	21,800	119
FII BTG Pactual Corp. Office FundB	4,938	157
Ouro Fino Saude Animal Participacoes S.A.	3,000	28
Rumo Logistica Operadora Multimodal S.A.A	261,500	70
Telefonica Brasil S.A., ADRC	5,160	67

Total Common Stocks		986

Preferred Stocks - (Cost $305)
Centrais Eletricas Santa CatarinaD	1,100	4
Cia Brasileira de Distribuicao Grupo Pao de AcucarD	400	9
Cia de Gas de Sao PauloD	6,100	74
Telefonica Brasil S.A.D	6,100	80

Total Preferred Stocks		167

Total Brazil		1,153

Chile - 3.54%
Common Stocks - (Cost $1,472)
Banco de Chile, ADRC	1,769	110
Compania Cervecerias Unidas S.A., Sponsored ADRC	9,159	193
Corpbanca S.A., ADRC	8,921	135
Embotelladora Andina S.A. Series B, ADRC	12,400	207
Empresa Nacional de Electricidad S.A., Sponsored ADRC	7,877	324
Enersis S.A., ADRC	17,599	266
Vina Concha y Toro S.A., Sponsored ADRC	1,112	35

Total Chile		1,270

Colombia - 0.97%
Common Stocks - (Cost $438)
Grupo Aval Acciones y Valores S.A., ADRC	40,155	347

Czech Republic - 0.47%
Common Stocks - (Cost $190)
CEZ A.S.	6,437	156
O2 Czech Republic A.S.	2,373	14

Total Czech Republic		170

Egypt - 0.62%
Common Stocks - (Cost $205)
Commercial International Bank Egypt SAE	2,316	17
Eastern Tobacco	4,282	118
Edita Food Industries SAEA	6,411	28
Egyptian International Pharmaceuticals	492	5

	Shares	Fair Value
		(000’s)
Elswedy Electric Co.	3,100	$18
Oriental Weavers	7,515	10
Sidi Kerir Petrochemicals Co.	11,855	20
Telecom Egypt	5,457	6

Total Egypt		222

Hong Kong/China - 17.69%
Common Stocks - (Cost $6,326)
Agricultural Bank of China H	545,000	246
Air China Ltd.	36,000	36
Anhui Expressway Co., Ltd. H	50,000	43
Ausnutria Dairy Corp., Ltd.	212,000	83
Baidu, Inc., Sponsored ADRA C	24	4
Bank of China Ltd. H	315,000	172
Bank of Chongqing Co., Ltd. H	181,000	160
Bank of Communications Co., Ltd.	125,000	110
Belle International Holdings Ltd.	147,000	153
China Communications Services Corp., Ltd. H	532,000	242
China Construction Bank H	387,000	315
China Life Insurance Co., Ltd. H	1,000	4
China Lilang Ltd.	84,000	90
China Mengniu Dairy Co., Ltd.	33,000	149
China Merchants Bank Co., Ltd.	58,500	151
China Mobile Ltd.	28,000	366
China National Building Material Co., Ltd.	76,000	58
China Petroleum & Chemical Corp., H	130,000	98
China Telecom Corp., Ltd. H	548,000	306
China Travel International Investment Hong Kong Ltd.	70,000	27
China Unicom Hong Kong Ltd.	206,000	290
CITIC Ltd.	191,000	342
CNOOC Ltd.	10,000	12
Fuguiniao Co., Ltd.	11,200	19
Goldlion Holdings Ltd.	14,000	6
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd.	4,000	11
Hengan International Group Co., Ltd.	30,500	340
Hopewell Highway Infrastructure Ltd.	654,500	312
HOSA International Ltd.	88,000	46
Huandian Power International Corp. H	30,000	30
Huaneng Power International, Inc.	114,000	140
Huishang Bank Corp., Ltd. H	697,000	333
Industrial & Commercial Bank of China Ltd. H	382,000	263
Jiangsu Expressway Co., Ltd. H	34,000	43
Jinmao Investments and Jinmao China Investments Holdings Ltd.	45,000	28
KFM Kingdom Holdings Ltd.	52,000	10
NetEase, Inc., ADRC	579	80
People’s Insurance Co., Group H	300,000	156
PetroChina Co., Ltd. H	210,000	209
Shenzhou International Group Holdings Ltd.	18,000	95
Sino Biopharmaceutical	16,000	19
Sinopharm Group Co.	14,800	57
Sun Art Retail Group Ltd.	65,000	49
Tencent Holdings Ltd.	17,700	330
Travelsky Technology Ltd. H	93,000	113
Vinda International Holdings Ltd.	26,000	64
WuXi PharmaTech Cayman, Inc. ADRA C	270	11

See accompanying notes

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

July 31, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
Yuexiu Real Estate Investment TrustB	247,000	$139

Total Hong Kong/China		6,360

Hungary - 0.69%
Common Stocks - (Cost $257)
Magyar Telekom Telecommunications PLCA E	90,968	132
Richter Gedeon Nyrt	7,269	117

Total Hungary		249

India - 4.35%
Common Stocks - (Cost $1,299)
Dr Reddys Laboratories Ltd., ADRC	6,847	441
HDFC Bank Ltd., ADRC	2,126	133
Infosys Technologies Ltd., Sponsored ADRC	22,711	384
Tata Motors Ltd., Sponsored ADRC	9,137	271
Wipro Ltd., ADRC	9,614	119
WNS Holdings Ltd., ADRA C	7,261	216

Total India		1,564

Indonesia - 3.14%
Common Stocks - (Cost $1,286)
Central Proteinaprima Tbk PTA	12,064,300	45
Dharma Satya Nusantara Tbk PT	242,600	57
Indofood CBP Sukses Makmur TBK PT	41,300	38
Indofood Sukses Makmur Tbk PT	347,300	156
Multipolar Technology Tbk PT	338,100	33
Sarana Meditama Metropolitan Tbk PT	874,000	168
Telekomunikasi Indonesia Persero Tbk PT	1,675,300	365
Unilever Indonesia Tbk PT	90,100	266

Total Indonesia		1,128

Luxembourg - 0.09%
Common Stocks - (Cost $31)
Pegas Nonwovens S.A.	950	32

Malaysia - 8.19%
Common Stocks - (Cost $3,232)
Axiata Group Bhd	210,200	350
British American Tobacco Bhd	1,200	21
DiGi.Com Bhd	239,700	338
Dutch Lady Milk Industries Bhd	300	4
Fraser & Neave Holdings Bhd	3,900	19
Guinness Anchor Bhd	10,900	40
Hartalega Holdings Bhd	1,300	3
Hong Leong Bank Bhd	38,500	137
IHH Healthcare Bhd	156,000	245
Malayan Banking Bhd	116,600	280
Maxis Bhd	203,100	355
Nestle Malaysia Bhd	8,200	154
NTPM Holdings Bhd	9,800	2
Panasonic Manufacturing Malaysia Bhd	1,400	8
PBA Holdings Bhd	23,200	6
Pharmaniaga Bhd	13,900	25
Public Bank Bhd	71,600	355
Star Media Group Bhd	43,100	28
Telekom Malaysia Bhd	154,500	265
Tenaga Nasional Bhd	67,400	215
Tenaga Nasional Bhd, Sponsored ADRC	543	7

	Shares	Fair Value
		(000’s)
Top Glove Corp Bhd	35,500	$71
YTL Power International Bhd	30,765	13

Total Malaysia		2,941

Mexico - 9.42%
Common Stocks - (Cost $3,480)
America Movil S.A.B. de C.V. Series L, ADRC	6,240	121
America Movil S.A.B. de C.V., Series L	227,274	221
Arca Continental S.A.B. de C.V.	63,249	381
Coca-Cola Femsa S.A.B. de C.V.	29,147	220
Concentradora Hipotecaria SAPI de C.V.B	43,067	72
Controladora Commercial Mexicana, S.A.B. de C.V.F	87,984	258
Corp Actinver S.A.B. de C.V.	3,108	3
Fomento Economico Mexicano S.A.B. de C.V.F	9,570	87
Fomento Economico Mexicano, S.A.B. de C.V., Sponsored ADR, Series B C	3,030	275
Gruma S.A.B. de C.V., Sponsored ADRC	3,389	177
Grupo Aeromexico S.A.B. de C.V.A	58,592	92
Grupo Aeroportuario del Pacific	917	7
Grupo Herdez SAB de CV	30,071	80
Grupo Industrial Maseca S.A.B. de C.V.	3,460	5
Grupo Lala S.A.B. de C.V.	136,956	316
Grupo Lamosa S.A.B. de C.V.	10,415	19
Grupo Sanborns S.A. de C.V.	4,112	7
Grupo Sports World, S.A.B. de C.V.A	56,823	74
Grupo Televisa S.A., Sponsored ADRC	6,243	218
Industrias Bachoco S.A.B. de C.V.	49,618	237
Megacable Holdings S.A.B. de C.V.F	85,603	347
Organizacion Cultiba S.A.B. de C.V.	12,353	16
Organizacion Soriana S.A.B. de C.V.	17,451	35
Prologis Property Mexico S.A. de C.V.B	69,328	117

Total Mexico		3,385

Panama - 0.29%
Common Stocks - (Cost $177)
Avianca Holdings S.A., Sponsored ADRC	11,802	103

Peru - 1.17%
Common Stocks - (Cost $453)
Cementos Pacasmayo S.A.A., ADRC	956	8
Credicorp Ltd.	2,596	342
Edegel S.A.	8,117	9
Edelnor S.A.	17,888	33
Enersur S.A.	8,410	23
Luz Del Sur S.A.A.	2,046	7

Total Peru		422

Philippines - 4.22%
Common Stocks - (Cost $1,344)
Aboitiz Power Corp.	274,200	262
ABS-CBN Holdings Corp., PDRG	63,000	84
Cebu Air, Inc.	32,750	67
Century Pacific Food, Inc.	25,800	10
China Banking Corp.	5,184	5

See accompanying notes

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

July 31, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
Globe Telecom, Inc.	5,740	$324
Lopez Holdings Corp.	102,600	16
Manila Electric Co.	50,990	332
Pepsi-Cola Products Philippines, Inc.	66,900	7
Philippine Long Distance Telephone Co.	4,665	294
Philweb Corp.	54,900	23
San Miguel Pure Foods Co.	2,170	8
Universal Robina Corp.	20,030	84

Total Philippines		1,516

Poland - 4.28%
Common Stocks - (Cost $1,729)
Altus Towarzystwo Funduszy Inwestycyjnych S.A.A	4,294	12
Alumetal S.A.	1,727	24
Amica Wronki S.A.A	810	37
Asseco Poland S.A.	17,088	261
Emperia Holding S.A.	429	8
Enea S.A.	9,389	37
Energa S.A.	30,589	165
Netia S.A.	15,784	24
Neuca S.A.	134	11
Orange Polska S.A.	132,019	285
PGE S.A.	17,999	85
PKP Cargo S.A.	10,371	221
Powszechny Zaklad Ubezpieczen S.A.	3,028	347
Zaklady Lentex S.A.	2,609	5
Zespol Elektrowni PAK S.A.	2,995	15

Total Poland		1,537

Russia - 0.65%
Common Stocks - (Cost $302)
Cherkizovo Group PJSC, GDRH I	1,121	10
Rostelecom, Sponsored ADRC	16,115	133
Surgutneftegas OAO, Sponsored ADRC	15,620	88

Total Russia		231

South Africa - 12.07%
Common Stocks - (Cost $4,105)
Adbee Rf Ltd.A	701	2
Adcock Ingram Holdings Ltd.A J	4,187	16
Aeci Ltd.	8,990	77
Aspen Pharmacare Holdings Ltd.	1,115	33
Astral Foods Ltd.	10,373	137
Attacq Ltd.A	73,969	129
AVI Ltd.	43,183	272
Clicks Group Ltd.	21,096	161
Clover Industries Ltd.	95,947	138
Datatec Ltd.	66,512	358
EOH Holdings Ltd.	28,339	386
Illovo Sugar Ltd.	16,652	18
Liberty Holdings Ltd.	1,093	12
Mediclinic International Ltd.	21,844	195
Metair Investments Ltd.	8,818	25
Mondi Ltd.	1,939	46
MTN Group Ltd.	10,984	183
Netcare Ltd.	74,584	238
Omnia Holdings Ltd.	2,563	35
Pick n Pay Holdings Ltd.	18,924	40
Pick n Pay Stores Ltd.	28,773	134
Pioneer Foods Ltd.	15,126	237

	Shares	Fair Value
		(000’s)
Quantum Foods HoldingsA	4,235	$1
Rhodes Food Group Pty. Ltd.A	96,474	138
Shoprite Holdings Ltd.	1,411	19
Spar Group Ltd.	21,678	339
Standard Bank Group Ltd.	5,570	67
Steinhoff International Holdings Ltd.	61,237	371
Sun International Ltd.	2,902	26
Telkom S.A. Ltd.	5,073	25
Tongaat Hulett Ltd.	12,485	120
Vodacom Group Pty. Ltd.	24,822	288

Total Common Stocks		4,266

Preferred Stocks - (Cost $87)
Barclays Africa Group Ltd.D	1,084	69

Total South Africa		4,335

South Korea - 8.61%
Common Stocks - (Cost $2,922)
Amorepacific Corp.	630	221
BGF Retail Co., Ltd.	2,621	445
Busan City Gas Co., Ltd.	374	12
BYC Co., Ltd.	37	11
Daehan Flour Mills Co., Ltd.	206	41
Daesung Energy Co., Ltd.	8,599	57
Dong-Il Corp.	578	39
E1 Corp.	208	12
e-Credible Co., Ltd.	3,671	32
Global & Yuasa Battery Co., Ltd.A	1,101	37
GMB Korea Corp.	4,370	20
Green Cross Corp.	528	99
Hanwha Corp.	1,153	47
Hanwha Life Insurance Co., Ltd.	5,311	38
Huvis Corp.	4,654	34
Hyundai Motor Co.	89	11
Ilshin Spinning Co., Ltd.	96	17
Jinro Distillers Co., Ltd.	828	31
Kia Motors Corp.	1,050	40
KleanNara Co., Ltd.A	2,682	12
Korea District Heating Corp.	666	42
Korea Electric Power Corp.	1,770	77
KT Corp.	12,494	327
Kyungnam Energy Co., Ltd.	1,136	7
LG Display Co., Ltd., ADRC	15,273	146
LG Electronics, Inc.	8,400	291
LS Networks Co., Ltd.A	780	3
NS Shopping Co., Ltd.A	692	138
Sam Young Electronics Co., Ltd.	10,930	129
Sam-A Pharm Co., Ltd.	3,147	54
Samchully Co., Ltd.	167	18
Samsung Electronics Co., Ltd.	264	267
Seoyeon Co., Ltd.	1,320	13
Shinsegae Information & Communication Co., Ltd.	1,000	151
SK Hynix, Inc.	884	28
SK Telecom Co., Ltd.	523	112
STX Engine Co., Ltd.	1,086	7
Yesco Co., Ltd.	775	27

Total South Korea		3,093

Taiwan - 10.72%
Common Stocks - (Cost $4,024)
Ability Enterprise Co., Ltd.	26,000	12

See accompanying notes

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

July 31, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
Advanced International Multitech Co., Ltd.	2,000	$1
China Bills Finance Corp.	85,000	30
China Steel Corp.	316,300	226
China Synthetic Rubber	94,000	90
Chunghwa Telecom Co., Ltd.	114,000	354
Cyberlink Corp.	56,000	126
Eurocharm Holdings Co., Ltd.	134,000	259
Far EasTone Telecommunication Co., Ltd.	90,000	211
Fine Blanking & Tool Co., Ltd.	5,000	7
First Financial Holding Co., Ltd.	343,004	185
Great Wall Enterprise Co., Ltd.	56,500	38
Greatek Electronics, Inc.	141,000	134
HON HAI Precision Industry Co., Ltd.	116,440	335
Keysheen Cayman Holdings Co., Ltd.	6,000	8
L&K Engineering Co., Ltd.	10,000	6
Lien Hwa Industrial Corp.	186,000	123
Microlife Corp.	10,000	24
Promate Electronic Co., Ltd.	17,000	16
Shanghai Commercial & Savings Bank Ltd.	61,782	69
Shihlin Electric & Engineering Corp.	11,000	13
Taichung Commercial Bank	315,973	105
Taiwan Business BankA	491,000	143
Taiwan Cooperative Financial Holding Co., Ltd.	691,050	347
Taiwan Semiconductor Manufacturing Co., Ltd.	136,105	444
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADRC	9,819	217
Taiwan Sogo Shin Kong SEC	17,170	20
Test Rite International Co., Ltd.	26,000	17
Trade-Van Information Services Co.	16,000	13
TTet Union Corp.	12,000	27
Uni-President Enterprises Corp.	43,000	76
Wisdom Marine Lines Co., Ltd.	139,000	162
Wowprime Corp.	90	1
Zig Sheng Industrial Co., Ltd.	32,000	12

Total Taiwan		3,851

Thailand - 2.04%
Common Stocks - (Cost $811)
Advanced Information Technology PCLK	88,900	72
CS Loxinfo PCLK	26,900	5
Electricity Generating PCLK	28,000	122
IMPACT Growth Real Estate Investment TrustB	129,100	41
Kang Yong Electric PCLK	3,700	30
Modernform Group PCLK	33,200	9
Ratchaburi Electricity Generating Holding PCL, NVDRK,L	103,400	158
Siam Makro PCL, NVDRK,L	5,500	6
Thai Union Frozen Products PCLK	27,200	15
Thai Vegetable Oil PCLK	285,900	199
Thai Vegetable Oil PCL, NVDRK,L	109,900	76

Total Thailand		733

Turkey - 0.29%
Common Stocks - (Cost $117)
Adana Cimento Sanayii TAS	7,584	18
Bursa Cimento Fabrikasi A.S.	2,991	5
Pinar Entegre Et ve Un Sanayi A.S.	4,048	15

	Shares	Fair Value
		(000’s)
Turk Telekomunikasyon A.S.	17,211	$42
Turkcell Iletisim Hizmetleri A.S.	3,251	15
Ulusoy Elektrik Imalat Taahhut Ve Ticaret A.S.	2,354	8

Total Turkey		103

SHORT-TERM INVESTMENTS - 2.28% (Cost $818)
JPMorgan U.S. Government Money Market Fund, Capital Class	818,128	818

TOTAL INVESTMENTS - 99.00% (Cost $36,663)		35,563
OTHER ASSETS, NET OF LIABILITIES - 1.00%		361

TOTAL NET ASSETS - 100.00%		$35,924

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	REIT - Real Estate Investment Trust.
C	ADR - American Depositary Receipt.
D	A type of Preferred Stock that has no maturity date.
E	PLC - Public Limited Company.
F	Par value represents units rather than shares.
G	PDR - Philippine Depository Receipt.
H	Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
I	GDR - Global Depositary Receipt.
J	Warrant.
K	PCL - Public Company Limited (Thailand).
L	NVDR - Non Voting Depositary Receipt.

See accompanying notes

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

July 31, 2015 (Unaudited)

Futures Contracts Open on July 31, 2015:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets September Futures	Long	22	September 2015	$990,000	$(31,617)

				$990,000	$(31,617)

See accompanying notes

American Beacon Earnest Partners Emerging Markets Equity FundSM

Schedule of Investments

July 31, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)

Brazil - 11.73%
Common Stocks - (Cost $423)
Banco Bradesco S.A., ADRA	6,774	$54
Cielo S.A.	9,040	115
Embraer S.A.B	9,400	66
Natura Cosmeticos S.A.	2,400	18
Petroleo Brasileiro S.A., Sponsored ADRA B	3,569	24
Qualicorp S.A.	5,400	32

Total Common Stocks		309

Preferred Stocks - (Cost $81)
Itau Unibanco Holding S.A., Sponsored ADRA C	6,320	55

Total Brazil		364

Colombia - 2.06%
Common Stocks - (Cost $92)
Bancolombia S.A., Sponsored ADRA	1,664	64

Czech Republic - 2.39%
Common Stocks - (Cost $75)
Komercni Banka A.S.	331	74

Hong Kong/China - 30.32%
Common Stocks - (Cost $1,119)
Anhui Conch Cement Co., Ltd. H	25,000	78
China BlueChemical Ltd. H	156,000	51
China Oilfield Services Ltd. H	52,000	64
China Petroleum & Chemical Corp. H	92,000	70
China Shipping Container Lines Co., Ltd. HB	288,000	90
Dongfeng Motor Group Co., Ltd. H	36,000	41
Great Wall Motor Co., H	18,500	62
Industrial & Commercial Bank of China Ltd. H	110,000	76
Jiangxi Copper Co., Ltd. H	61,000	82
Mindray Medical International Ltd., Class A, Sponsored ADR A	2,420	66
Orient Overseas International Ltd.	17,500	87
Weichai Power Co., Ltd. H	72,000	108
Zhejiang Expressway Co., Ltd. H	56,000	65

Total Hong Kong/China		940

India - 5.51%
Common Stocks - (Cost $117)
HDFC Bank Ltd., ADRA	1,546	96
ICICI Bank Ltd., Sponsored ADRA	7,418	75

Total India		171

Indonesia - 3.51%
Common Stocks - (Cost $131)
Bank Rakyat Indonesia Persero Tbk PT	78,200	58
Indofood Sukses Makmur Tbk PT	113,100	51

Total Indonesia		109

	Shares	Fair Value
		(000’s)
Malaysia - 1.35%
Common Stocks - (Cost $65)
AMMB Holdings Bhd	29,000	$42

Mexico - 3.39%
Common Stocks - (Cost $143)
Controladora Commercial Mexicana, S.A.B. de C.V. D	35,600	105

South Africa - 5.00%
Common Stocks - (Cost $231)
African Rainbow Minerals Ltd.	3,199	17
Anglo American Platinum Ltd.B	472	10
Impala Platinum Holdings Ltd.B	4,708	17
Investec Ltd.	12,203	111

Total South Africa		155

South Korea - 14.42%
Common Stocks - (Cost $478)
CJ Corp.	637	167
Hyundai Mobis Co., Ltd.	315	57
KT Corp.	2,000	52
POSCO	316	53
Samsung Electronics Co., Ltd.	116	118

Total South Korea		447

Taiwan - 10.72%
Common Stocks - (Cost $332)
Advanced Semiconductor Engineering, Inc.	100,000	116
Taiwan Semiconductor Manufacturing Co., Ltd.	28,000	123
Uni-President Enterprises Corp.	52,800	93

Total Taiwan		332

Thailand - 2.77%
Common Stocks - (Cost $105)
Kasikornbank PCLE	9,600	48
PTT Global Chemical PCLE	21,500	38

Total Thailand		86

Turkey - 2.03%
Common Stocks - (Cost $82)
Akbank T.A.S.	14,309	38
Turkiye Garanti Bankasi A.S.	8,406	25

Total Turkey		63

SHORT-TERM INVESTMENTS - 4.45% (Cost $138)
JPMorgan U.S. Government Money Market Fund, Capital Class	137,723	138

TOTAL INVESTMENTS - 99.65% (Cost $3,612)		3,090
OTHER ASSETS, NET OF LIABILITIES - 0.35%		11

TOTAL NET ASSETS - 100.00%		$3,101

Percentages are stated as a percent of net assets.

See accompanying notes

American Beacon Earnest Partners Emerging Markets Equity FundSM

Schedule of Investments

July 31, 2015 (Unaudited)

A	ADR - American Depositary Receipt.
B	Non-income producing security.
C	A type of Preferred Stock that has no maturity date.
D	Par value represents units rather than shares.
E	PCL - Public Company Limited (Thailand).

Futures Contracts Open on July 31, 2015:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets September Futures	Long	3	September 2015	$135,000	$(8,127)

				$135,000	$(8,127)

See accompanying notes

American Beacon SGA Global Growth FundSM

Schedule of Investments

July 31, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)

Australia - 1.75%
Common Stocks - (Cost $146)
MYOB Group Ltd.A	49,729	$129

Brazil - 1.85%
Common Stocks - (Cost $161)
AmBev S.A., ADRB	24,108	137

Denmark - 3.93%
Common Stocks - (Cost $187)
Novo Nordisk A.S., Class B	4,943	290

France - 6.33%
Common Stocks - (Cost $462)
Danone S.A.	4,072	276
Sanofi	1,783	192

Total France		468

Germany - 3.72%
Common Stocks - (Cost $272)
SAP AG, Sponsored ADRB	3,844	275

Hong Kong/China - 7.02%
Common Stocks - (Cost $439)
AIA Group Ltd.	41,213	269
Shandong Weigao Group Medical Co., Ltd. H	114,656	77
Tencent Holdings Ltd.	9,266	173

Total Hong Kong/China		519

India - 2.03%
Common Stocks - (Cost $140)
HDFC Bank Ltd., ADRB	2,404	150

Mexico - 1.91%
Common Stocks - (Cost $152)
Fomento Economico Mexicano, S.A.B. de C.V., Series B, Sponsored ADRB	1,559	141

Netherlands - 4.33%
Common Stocks - (Cost $347)
Core Laboratories N.V.	1,877	206
Nielsen Holdings N.V.	2,359	114

Total Netherlands		320

South Korea - 1.65%
Common Stocks - (Cost $114)
LG Household & Health Care Ltd.	167	122

Switzerland - 2.83%
Common Stocks - (Cost $185)
Nestle S.A., Regulated Security	2,753	209

	Shares	Fair Value
		(000’s)

United Kingdom - 6.82%
Common Stocks - (Cost $447)
Aon PLCC	2,766	$279
ARM Holdings PLCC	14,339	225

Total United Kingdom		504

United States - 51.29%
Common Stocks - (Cost $2,928)
Alibaba Group Holding Ltd.A	2,225	174
Amazon.com, Inc.A	453	243
Amgen, Inc.	1,777	314
Colgate-Palmolive Co.	3,682	250
Equinix, Inc.D	615	172
Google, Inc., Class C, Class CA	359	225
Kansas City Southern	1,275	126
LinkedIn Corp., Class AA	780	159
Lowe’s Cos., Inc.	3,261	226
MercadoLibre, Inc.	1,050	137
Mondelez International, Inc., Class A	5,249	237
Monsanto Co.	1,797	183
priceline.com, Inc.A	207	257
Salesforce.com, Inc.A	1,619	119
Schlumberger Ltd.	2,335	193
Starbucks Corp.	3,783	219
State Street Corp.	3,185	244
Visa, Inc., Class A	4,122	311

Total United States		3,789

SHORT-TERM INVESTMENTS - 3.32% (Cost $245)
JPMorgan U.S. Government Money Market Fund, Capital Class	244,749	245

TOTAL INVESTMENTS - 98.78% (Cost $6,225)		7,298
OTHER ASSETS, NET OF LIABILITIES - 1.22%		90

TOTAL NET ASSETS - 100.00%		$7,388

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	ADR - American Depositary Receipt.
C	PLC - Public Limited Company.
D	REIT - Real Estate Investment Trust.

See accompanying notes

American Beacon SGA Global Growth FundSM

Schedule of Investments

July 31, 2015 (Unaudited)

Futures Contracts Open on July 31, 2015:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 Mini E Index September Futures	Long	1	September 2015	$104,920	$462
Mini MSCI EAFE Emerging Markets September Futures	Long	1	September 2015	93,600	62
Mini MSCI Emerging Markets September Futures	Long	1	September 2015	45,000	(2,775)

				$243,520	$(2,252)

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

July 31, 2015 (Unaudited) (in thousands, except share and per share amounts)

	Acadian Emerging Markets Managed Volatility Fund	Earnest Partners Emerging Markets Equity Fund	SGA Global Growth Fund
Assets:
Investments in unaffiliated securities, at fair value A	$35,563	$3,090	$7,298
Foreign currency, at fair value B	205	—	1
Deposit with brokers for futures contracts	41	6	10
Dividends and interest receivable	114	5	5
Receivable for investments sold	—	—	83
Receivable for fund shares sold	13	—	2
Receivable for tax reclaims	2	—	4
Receivable for expense reimbursement (Note 2)	9	14	10
Receivable for variation margin on open futures contracts	12	2	1
Prepaid expenses	22	17	17

Total assets	35,981	3,134	7,430

Liabilities:
Payable for investments purchased	—	—	13
Payable for fund shares redeemed	1	—	—
Management and investment advisory fees payable	21	2	3
Administrative service and service fees payable	13	1	2
Transfer agent fees payable	1	—	1
Custody and fund accounting fees payable	2	1	1
Professional fees payable	17	27	20
Payable for prospectus and shareholder reports	2	2	2

Total liabilities	57	33	42

Net Assets	$35,924	$3,101	$7,388

Analysis of Net Assets:
Paid-in-capital	37,227	3,822	6,113
Undistributed (or overdistribution of) net investment income	375	—	14
Accumulated net realized gain (loss)	(544)	(191)	191
Unrealized appreciation or (depreciation) of investments	1,233	(226)	1,205
Unrealized (depreciation) of currency transactions	(2,335)	(296)	(133)
Unrealized (depreciation) of futures contracts	(32)	(8)	(2)

Net assets	$35,924	$3,101	$7,388

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	1,371,672	302,734	410,577

Y Class	1,390,354	23,618	10,847

Investor Class	533,068	23,451	32,190

A Class	190,018	10,043	14,254

C Class	89,335	10,043	30,517

Net assets (not in thousands):
Institutional Class	$13,820,262	$2,541,006	$6,098,818

Y Class	$13,984,294	$198,123	$160,797

Investor Class	$5,337,051	$195,483	$474,796

A Class	$1,899,515	$83,610	$210,021

C Class	$883,376	$82,452	$443,358

Net asset value, offering and redemption price per share:
Institutional Class	$10.08	$8.39	$14.85

Y Class	$10.06	$8.39	$14.82

Investor Class	$10.01	$8.34	$14.75

A Class	$10.00	$8.33	$14.73

A Class (offering price)	$10.61	$8.84	$15.63

C Class	$9.89	$8.21	$14.53

A Cost of investments in unaffiliated securities	$36,663	$3,612	$6,225
B Cost of foreign currency	$206	$—	$1

See accompanying notes

American Beacon FundsSM

Statements of Operations

For the Six Months Ended July 31, 2015 (Unaudited) (in thousands)

	Acadian Emerging Markets Managed Volatility Fund	Earnest Partners Emerging Markets Equity Fund	SGA Global Growth Fund
Investment Income:
Dividend income from unaffiliated securities (net of foreign taxes) A	$575	$54	$53

Total investment income	575	54	53

Expenses:
Management and investment advisory fees (Note 2)	106	16	17
Administrative service fees (Note 2):
Institutional Class	21	4	9
Y Class	13	1	—
Investor Class	8	1	1
A Class	4	—	—
C Class	1	—	1
Transfer agent fees:
Institutional Class	1	—	1
Investor Class	1	1	1
Custody and fund accounting fees	34	20	11
Professional fees	26	20	16
Registration fees and expenses	33	30	30
Service fees (Note 2):
Y Class	4	—	—
Investor Class	6	1	—
A Class	2	—	—
C Class	1	—	—
Distribution fees (Note 2):
A Class	3	—	—
C Class	4	1	2
Prospectus and shareholder report expenses	9	3	5
Trustee fees	1	—	—
Other expenses	4	2	1

Total expenses	282	100	95

Net fees waived and expenses reimbursed (Note 2)	(49)	(69)	(58)

Net expenses	233	31	37

Net investment income	342	23	16

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments	145	45	152
Foreign currency transactions	(403)	(151)	(57)
Futures contracts	(78)	21	5
Change in net unrealized appreciation or (depreciation) of:
Investments	(138)	(194)	683
Foreign currency transactions	(896)	(22)	(133)
Futures contracts	(22)	(7)	(1)

Net gain (loss) from investments	(1,392)	(308)	649

Net increase (decrease) in net assets resulting from operations	$(1,050)	$(285)	$665

A Foreign taxes	80	6	5

See accompanying notes

American Beacon FundsSM

Statement of Changes in Net Assets (in thousands)

	Acadian Emerging Markets Managed Volatility Fund		Earnest Partners Emerging Markets Equity Fund		SGA Global Growth Fund
	Six Months Ended July 31, 2015	Year Ended January 31, 2015	Six Months Ended July 31, 2015	Year Ended January 31, 2015	Six Months Ended July 31, 2015	Year Ended January 31, 2015
	(unaudited)		(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$342	$228	$23	$28	$16	$18
Net realized gain (loss) from investments, futures contracts, and foreign currency transactions	(336)	(77)	(85)	(6)	100	237
Change in net unrealized appreciation or (depreciation) from investments, futures contracts, and foreign currency transactions	(1,056)	451	(223)	14	549	75

Net increase (decrease) in net assets resulting from operations	(1,050)	602	(285)	36	665	330

Distributions to Shareholders:
Net investment income:
Institutional Class	—	(151)	—	(12)	—	(13)
Y Class	—	(49)	—	(4)	—	—
Investor Class	—	(52)	—	(7)	—	—
A Class	—	(39)	—	(1)	—	(1)
C Class	—	(5)	—	(1)	—	(1)
Net realized gain from investments:
Institutional Class	—	—	—	—	—	(140)
Y Class	—	—	—	—	—	(3)
Investor Class	—	—	—	—	—	(3)
A Class	—	—	—	—	—	(12)
C Class	—	—	—	—	—	(10)

Net distributions to shareholders	—	(296)	—	(25)	—	(183)

Capital Share Transactions:
Proceeds from sales of shares	14,153	14,431	71	2,815	915	507
Reinvestment of dividends and distributions	—	294	—	25	—	179
Cost of shares redeemed	(3,313)	(1,384)	(2,207)	(898)	(354)	(93)

Net increase (decrease) in net assets from capital share transactions	10,840	13,341	(2,136)	1,942	561	593

Net increase (decrease) in net assets	9,790	13,647	(2,421)	1,953	1,226	740

Net Assets:
Beginning of period	26,134	12,487	5,522	3,569	6,162	5,422

End of Period *	$35,924	$26,134	$3,101	$5,522	$7,388	$6,162

* Includes undistributed (or overdistribution of) net investment income	$375	$(32)	$—	$—	$14	$3

See accompanying notes

American Beacon FundsSM

Notes to Financial Statements

July 31, 2015 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of July 31, 2015, the Trust consists of thirty-one active series, three of which are presented in this filing (collectively the “Funds” and each individually a “Fund”): American Beacon Acadian Emerging Markets Managed Volatility Fund (“Acadian Fund”), the American Beacon Earnest Partners Emerging Markets Equity Fund (“Earnest Partners Fund”), and the American Beacon SGA Global Growth Fund (“SGA Fund”). The remaining twenty-eight active series are reported in separate filings.

Effective April 30, 2015 American Beacon Advisors, Inc. (the “Manager”) became a wholly-owned subsidiary of Astro AB Borrower, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, two prominent private equity firms. Prior to April 30 the Manager was a wholly-owned subsidiary of Lighthouse Holdings, Inc., which was indirectly owned by investment funds affiliated with Pharos Capital Group, LLC and TPG Capital, L.P., two leading private equity firms.

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class:	Offered to:
Institutional Class	Investors making an initial investment of $250,000
Y Class	Investors making an initial investment of $100,000
Investor Class	General public and investors investing directly or through an intermediary
A Class	General public and investors investing through an intermediary with applicable sales charges, which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”)
C Class	General public and investors investing through an intermediary with applicable sales charges, which may include a CDSC

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative service fees, service fees, and distribution fees and vary amongst the classes as described more fully in Note 2.

2. Transactions with Affiliates

Management Agreement

The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory, fund management, and securities lending services. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Funds an annualized fee equal to 0.05% of the average daily net assets. The Funds pay the unaffiliated investment advisors hired to direct investment activities of the Funds. Management fees paid by the Funds during the six months ended July 31, 2015 were as follows (in thousands):

Fund	Management Fee Rate	Management Fee	Amounts paid to Investment Advisors	Amounts Paid to Manager
Acadian Fund	0.69%	$106	$98	$8
Earnest Partners Fund	0.74%	16	15	1
SGA Fund	0.49%	17	15	2

American Beacon FundsSM

Notes to Financial Statements

July 31, 2015 (Unaudited)

Administration Agreement

The Manager and the Trust entered into an Administration Agreement which obligates the Manager to provide or oversee administrative services to each Fund. As compensation for performing the duties required under the Administration Agreement, the Manager receives an annualized fee of 0.30% of the average daily net assets of the Institutional, Y, Investor, A, and C Classes of the Funds.

Distribution Plans

The Funds, except for the A and C Classes, have adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees will be charged to the Funds for distribution purposes. However, the Plan authorizes the management and administrative service fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Funds do not intend to separately compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Y, Investor, A, and C Classes. As compensation for performing the duties required under the Service Plans, the Manager receives 0.10% of the average daily net assets of the Y Class, 0.15% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Investment in Affiliated Funds

The Funds may invest in the American Beacon Money Market Select Fund (the “MM Select Fund”) and the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”) (collectively the “Select Funds”). The Funds and the Select Funds have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the Select Funds and receives Management and Administration fees totaling 0.10% of the average daily net assets of the Select Funds. During the six months ended July 31, 2015, the Funds did not invest in the Select Funds.

Interfund Lending Program

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from other participating Funds. During the six months ended July 31, 2015, the Earnest Partners Fund borrowed on average $268,668 for 12 days at an average rate of 0.74% with interest charges of $66. This amount is recorded within “Other Expenses” on the accompanying Statements of Operations.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2015 (Unaudited)

Expense Reimbursement Plan

The Manager contractually agreed to reimburse the following Funds to the extent that total operating expenses exceeded a Fund’s expense cap. During the six months ended July 31, 2015, the Manager waived or reimbursed expenses as follows:

		Expense Cap	Reimbursed or
Fund	Class	2/1/15 -7/31/15	(Recovered) Expenses	Expiration
Acadian Fund	Institutional	1.35%	$23,755	2019
Acadian Fund	Y	1.45%	13,268	2019
Acadian Fund	Investor	1.73%	6,103	2019
Acadian Fund	A	1.75%	4,168	2019
Acadian Fund	C	2.50%	1,372	2019
Earnest Partners Fund	Institutional	1.35%	49,732	2019
Earnest Partners Fund	Y	1.45%	5,481	2019
Earnest Partners Fund	Investor	1.73%	10,718	2019
Earnest Partners Fund	A	1.75%	1,653	2019
Earnest Partners Fund	C	2.50%	1,643	2019
SGA Fund	Institutional	0.98%	48,420	2019
SGA Fund	Y	1.08%	1,147	2019
SGA Fund	Investor	1.36%	2,693	2019
SGA Fund	A	1.38%	2,132	2019
SGA Fund	C	2.13%	3,550	2019

Of these amounts, $9,206, $14,469, and $9,634, was payable by the Manager at July 31, 2015 for the Acadian Fund, Earnest Partners Fund, and SGA Fund, respectively. The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class’ average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. During the period ended July 31, 2015, the Funds did not record a liability for potential reimbursement, due to the current assessment that a reimbursement is unlikely. The carryover of excess expenses potentially reimbursable to the Manager are as follows:

Fund	Recovered Expenses	Excess Expense Carryover	Expiration of Reimbursed Expenses
Acadian Fund	$—	$118,179	2017
Acadian Fund	—	169,517	2018
Earnest Partners Fund	—	148,500	2017
Earnest Partners Fund	—	183,266	2018
SGA Fund	—	79,392	2017
SGA Fund	—	170,369	2018

Sales Commissions

The Funds’ distributor, Foreside Fund Services, LLC (“Foreside”), may receive a portion of A Class sales charges from broker dealers and it may be used to offset distribution related expenses. During the six months ended July 31, 2015, Foreside collected $19 and $180 for Acadian Fund and SGA Fund, respectively, from the sale of Class A Shares.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the six months ended July 31, 2015, CDSC fees of $125 and $525 were collected for the Acadian Fund and SGA Fund, respectively.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the six months

American Beacon FundsSM

Notes to Financial Statements

July 31, 2015 (Unaudited)

ended July 31, 2015, CDSC fees of $2,912 and $100 were collected for the Acadian Fund and SGA Fund, respectively.

3. Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”), for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Investments in open-end mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Trust’s Board of Trustees (the “Board”).

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized, but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the margin disclosed on the Statements of Assets and Liabilities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the Fund determines that developments between the earlier close of a foreign market and the close of the Exchange will, in its judgment, materially affect the value of some or all of its portfolio securities, the Fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the close of the Exchange. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. These securities are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADRs and futures contracts.

Other investments, including restricted securities and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee, established by the Fund’s Board.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2015 (Unaudited)

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Over-the-counter (“OTC”) financial derivative instruments, such as foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

The Funds’ investments are summarized by level based on the inputs used to determine their values. As of July 31, 2015, the investments were classified as described below (in thousands):

Acadian Fund*	Level 1	Level 2	Level 3	Total
Foreign Preferred Stocks	$236	$—	$—	$236
Foreign Common Stocks	34,284	221	—	34,505
Domestic Common Stocks	4	—	—	4
Short-Term Investments - Money Market Funds	818	—	—	818

Total Investments in Securities	$35,342	$221	$—	$35,563

Financial Derivative Instruments - Liabilities
Futures Contracts	$(32)	$—	$—	$(32)

Earnest Partners Fund*	Level 1	Level 2	Level 3	Total
Foreign Preferred Stocks	$55	$—	$—	$55
Foreign Common Stocks	2,898	—	—	2,898
Short-Term Investments - Money Market Funds	138	—	—	138

Total Investments in Securities	$3,091	$—	$—	$3,091

Financial Derivative Instruments - Liabilities
Futures Contracts	$(8)	$—	$—	$(8)

American Beacon FundsSM

Notes to Financial Statements

July 31, 2015 (Unaudited)

SGA Fund*	Level 1	Level 2	Level 3	Total
Foreign Common Stocks	$3,264	$—	$—	$3,264
Domestic Common Stocks	3,789	—	—	3,789
Short-Term Investments - Money Market Funds	245	—	—	245

Total Investments in Securities	$7,298	$—	$—	$7,298

Financial Derivative Instruments - Assets
Futures Contracts	$1	$—	$—	$1
Financial Derivative Instruments - Liabilities
Futures Contracts	(3)	—	—	(3)

*	Refer to the Schedule of Investments for industry information

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of each Fund’s assets and liabilities.

During the six months ended July 31, 2015, the Acadian Fund transferred foreign common stock with a value of $69 and common stock with a value of $21,863, the Earnest Fund transferred foreign common stock with a value of $2,021, and the SGA Fund transferred foreign common stock with a value of $1,710 from Level 2 to Level 1 as of the end of period in accordance with fair value procedures established by the Board (in thousands).

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the NAV. The value of the security may vary with market fluctuations.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in fair values of securities held and is reported with all other foreign currency gains and losses in the Funds’ Statements of Operations.

Dividends to Shareholders

Dividends from net investment income of the Funds normally will be declared and paid at least annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If the Funds’ investment advisor chooses to execute a transaction through a participating broker, the

American Beacon FundsSM

Notes to Financial Statements

July 31, 2015 (Unaudited)

broker rebates a portion of the commission back to the Funds. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain in the Funds’ Statements of Operations, if applicable.

Allocation of Income, Expenses, Gains, and Losses

Income, expenses (other than those attributable to a specific class), gains, and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Redemption Fees

All Classes of the Acadian Fund and Earnest Partners Fund, impose a 2% redemption fee on shares held for less than 90 days. The fee is deducted from the redemption proceeds and is intended to offset the trading costs, market impact, and other costs associated with short-term trading activity in the Funds. The “first-in, first-out” method is used to determine the holding period. The fee is allocated to all classes of the Funds pro-rata based on their respective net assets.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

4. Securities and Other Investments

American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and Non-Voting Depositary Receipts (“NVDRs”)

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. GDRs are in bearer form and traded in both the U.S. and European securities markets. NVDRs represent financial interests in an issuer but the holder is not entitled to any voting rights. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2015 (Unaudited)

Restricted Securities

Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the six months ended July 31, 2015 are disclosed in the Notes to the Schedules of Investments.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year. These re-characterizations are not recorded for financial statement purposes, but as an adjustment to the calculation of taxable income.

Other Investment Company Securities and Other Exchange Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

5. Financial Derivative Instruments

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Fund may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Fund usually reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as Cash deposited with broker on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are

American Beacon FundsSM

Notes to Financial Statements

July 31, 2015 (Unaudited)

recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the six months ended July 31, 2015, the Funds entered into future contracts primarily for return enhancement, hedging, and exposing cash to markets.

The Funds’ average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the quarterly volume of futures contracts. For purpose of this disclosure, volume is measured by contracts outstanding at period end.

Number of Futures Contracts Outstanding
For the Quarter Ended	July 31, 2015
Acadian Fund	13
Earnest Partners Fund	5
SGA Fund	4

The following is a summary of the Funds’ derivative financial instruments categorized by risk exposure (in thousands) (1):

Fair Values of financial derivative instruments on the Statements of Assets and Liabilities not accounted for as hedging instruments as of July 31, 2015:

Assets	Derivative	Acadian Fund	Earnest Partners Fund	SGA Fund
Receivable for variation margin from open futures contracts	Equity Contracts	$12	$2	$1

The effect of financial derivative instruments not accounted for as hedging instruments on the Statements of Operations for the six months ended July 31, 2015:

Statements of Operations	Derivative	Acadian Fund	Earnest Partners Fund	SGA Fund
Net realized gain from futures contracts	Equity Contracts	$(78)	$21	$5
Change in net unrealized (depreciation) of futures contracts	Equity Contracts	(22)	(7)	(2)

(1)	See Note 3 in the Notes to Financial Statements for additional information.
(2)	The volume of derivative activity described above is reflective of the derivative activity through the current period of operations.

6. Principal Risks

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company or country. Failure of the other party to a transaction to perform (credit and counterparty risk), for example, by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Funds’ income. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Funds’ investments may be illiquid and the Funds may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Fund is required to liquidate all or a portion of its investments quickly, the Fund may realize significantly less than the value at which it previously recorded those investments.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2015 (Unaudited)

Market Risks

The Funds’ investments in financial derivatives and other financial instruments expose the Funds to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. In addition, the value of emerging and frontier market fixed income securities may be particularly sensitive to interest rate changes.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, they will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The fair values of equities, such as common stocks and preferred securities or equity related investments such as futures, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The values of equity securities for companies operating in emerging markets may also be affected by political uncertainty, limited liquidity, and other country-specific factors. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Counterparty Credit Risk

A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2015 (Unaudited)

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as Deposits with brokers for futures contracts and Payable to brokers for futures contracts, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party is determined at the close of business of the Funds and additional required collateral is delivered to/pledged by the Funds on the next business day. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, July 31, 2015 (in thousands).

Acadian Fund

Offsetting of Financial Assets and Derivative Assets as of July 31, 2015:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities
Futures Contracts(1)	$12	$—	$12

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of July 31, 2015:

	Net Amount of Assets	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty	Presented in the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Goldman Sachs & Co. (1)	$12	$—	$—	$12

Earnest Partners Fund

Offsetting of Financial Assets and Derivative Assets as of July 31, 2015:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities
Futures Contracts(1)	$2	$—	$2

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of July 31, 2015:

	Net Amount of Assets	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty	Presented in the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Goldman Sachs & Co. (1)	$2	$—	$—	$2

American Beacon FundsSM

Notes to Financial Statements

July 31, 2015 (Unaudited)

SGA Fund

Offsetting of Financial Assets and Derivative Assets as of July 31, 2015:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities
Futures Contracts(1)	$1	$—	$1

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of July 31, 2015:

	Net Amount of Assets Presented in the	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty	Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received[1]	Net Amount
Goldman Sachs & Co. (1)	$1	$—	$—	$1

7. Federal Income and Excise Taxes

It is the policy of the Funds to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Funds are treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecognized tax benefits in the accompanying financial statements. The tax years for the periods ended September 30, 2012 and 2013 for the SGA Fund and the periods ended January 31, 2014 and 2015 for Acadian Fund, Earnest Partners Fund and SGA Fund, respectively remains subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid were as follows (in thousands):

	Acadian Fund		Earnest Partners Fund
	Six months ended July 31, 2015	Year ended January 31, 2015	Six months ended July 31, 2015	Year ended January 31, 2015
	(unaudited)		(unaudited)
Distributions paid from:
Ordinary income*
Institutional Class	$—	$146	$—	$12
Y Class	—	47	—	4
Investor Class	—	50	—	7
A Class	—	38	—	1
C Class	—	5	—	1
Long-Term Capital Gain
Institutional Class	—	5	—	—
Y Class	—	2	—	—
Investor Class	—	2	—	—
A Class	—	1	—	—
C Class	—	—	—	—

Total distributions paid	$—	$296	$—	$25

American Beacon FundsSM

Notes to Financial Statements

July 31, 2015 (Unaudited)

	SGA Fund
	Six months ended July 31, 2015	Year ended January 31, 2015
	(unaudited)
Distributions paid from:
Ordinary income*
Institutional Class	$—	$46
Y Class	—	1
Investor Class	—	1
A Class	—	3
C Class	—	4
Long-Term Capital Gain
Institutional Class	—	106
Y Class	—	3
Investor Class	—	2
A Class	—	10
C Class	—	7

Total distributions paid	$—	$183

*	For tax purposes, short-term capital gains are considered ordinary income distributions.

As of July 31, 2015 the components of distributable earnings or (deficits) on a tax basis were as follows (in thousands):

	Acadian Fund	Earnest Partners Fund	SGA Fund
Cost basis of investments for federal income tax purposes	$36,730	$3,676	$6,229

Unrealized appreciation	2,155	194	1,231
Unrealized depreciation	(3,322)	(780)	(163)

Net unrealized appreciation or (depreciation)	(1,167)	586	1,068

Undistributed ordinary income	442	—	23
Accumulated long-term gain or (loss)	(575)	(135)	184
Other temporary differences	(3)	—	—

Distributable earnings or (deficits)	$(1,303)	$(721)	$1,275

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation or (depreciation) are attributable primarily to the tax deferral of losses from wash sales, the realization for tax purposes of unrealized gain or (loss) on investments in passive foreign investment companies, and the realization for tax purposes of unrealized gains or (losses) on certain derivative instruments.

Due to inherent differences in the recognition of income, expenses and realized gains or (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from the foreign currency and gains (losses) from sales of investments in passive foreign investment companies that have been re-classed as of July 31, 2015 (in thousands):

	Acadian Fund	Earnest Partners Fund	SGA Fund
Paid-in-capital	$(1)	$(5)	$—
Undistributed net investment income	65	(23)	(5)
Accumulated net realized gain (loss)	(64)	29	5
Unrealized appreciation or (depreciation) of investments and futures contracts	—	(1)	—

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”), net capital losses recognized by Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2015 (Unaudited)

For the six-month period ending July 31, 2015 Acadian Emerging Markets Managed Volatility Fund has $421 short-term and $154 long-term post enactment capital loss carryforwards and Earnest Partners Emerging Markets Equity Fund has $49 short-term and $86 long-term post enactment capital loss carryforwards (in thousands).

For the six-month period ending July 31, 2015 Earnest Partners Emerging Markets Equity Fund utilized $12 short-term post-enactment capital loss carryforwards (in thousands).

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended July 31, 2015 were as follows (in thousands):

	Acadian Fund	Earnest Partners Fund	SGA Fund
Purchases (excluding U.S. government securities)	$14,155	$268	$1,730
Sales and maturities (excluding U.S. government securities)	3,883	2,130	1,179

9. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds (dollars and shares in thousands):

For the Six Months ended July 31, 2015

	Institutional Class		Y Class		Investor Class
Acadian Emerging Markets Managed Volatility Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	118	$1,249	1,033	$10,979	141	$1,486
Reinvestment of dividends	—	—	—	—	—	—
Shares redeemed	(24)	(255)	(93)	(948)	(60)	(625)

Net increase in shares outstanding	94	$994	940	$10,031	81	$861

	A Class		C Class
Acadian Emerging Markets Managed Volatility Fund	Shares	Amount	Shares	Amount
Shares sold	14	$148	28	$291
Reinvestment of dividends	—	—	—	—
Shares redeemed	(140)	(1,480)	—	(5)

Net increase (decrease) in shares outstanding	(126)	$(1,332)	28	$286

	Institutional Class		Y Class		Investor Class
Earnest Partners Emerging Markets Equity Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	—	$1	2	$16	6	$54
Reinvestment of dividends	—	—	—	—	—	—
Shares redeemed	(5)	(46)	(83)	(771)	(142)	(1,389)

Net (decrease) in shares outstanding	(5)	$(45)	(81)	$(755)	(136)	$(1,335)

	A Class		C Class
Earnest Partners Emerging Markets Equity Fund	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Reinvestment of dividends	—	—	—	—
Shares redeemed	—	(1)	—	—

Net (decrease) in shares outstanding	—	$(1)	—	$—

American Beacon FundsSM

Notes to Financial Statements

July 31, 2015 (Unaudited)

	Institutional Class		Y Class		Investor Class
SGA Global Growth Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	31	$429	3	$38	27	$404
Reinvestment of dividends	—	—	—	—	—	—
Shares redeemed	—	(3)	(1)	(11)	(3)	(51)

Net increase in shares outstanding	31	$426	2	$27	24	$353

	A Class		C Class
SGA Global Growth Fund	Shares	Amount	Shares	Amount
Shares sold	2	$34	1	$10
Reinvestment of dividends	—	—	—	—
Shares redeemed	(21)	(289)	—	—

Net increase (decrease) in shares outstanding	(19)	$(255)	1	$10

For the Period ended January 31, 2015

	Institutional Class		Y Class		Investor Class
Acadian Emerging Markets Managed Volatility Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	240	$2,535	452	$4,832	344	$3,650
Reinvestment of dividends	15	151	5	49	5	52
Shares redeemed	(17)	(181)	(57)	(593)	(35)	(365)

Net increase in shares outstanding	238	$2,505	400	$4,288	314	$3,337

	A Class		C Class
Acadian Emerging Markets Managed Volatility Fund	Shares	Amount	Shares	Amount
Shares sold	271	$2,856	53	$558
Reinvestment of dividends	4	37	—	5
Shares redeemed	(17)	(173)	(7)	(72)

Net increase in shares outstanding	258	$2,720	46	$491

	Institutional Class		Y Class		Investor Class
Earnest Partners Emerging Markets Equity Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	—	$—	91	$909	191	$1,905
Reinvestment of dividends	1	12	1	4	1	7
Shares redeemed	(51)	(478)	—	—	(44)	(420)

Net increase (decrease) in shares outstanding	(50)	$(466)	92	$913	148	$1,492

	A Class		C Class
Earnest Partners Emerging Markets Equity Fund	Shares	Amount	Shares	Amount
Shares sold	—	$1	—	$—
Reinvestment of dividends	—	1	—	1
Shares redeemed	—	—	—	—

Net increase in shares outstanding	—	$2	—	$1

American Beacon FundsSM

Notes to Financial Statements

July 31, 2015 (Unaudited)

	Institutional Class		Y Class		Investor Class
SGA Global Growth Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	11	$144	1	$13	—	$3
Reinvestment of dividends	11	151	—	4	—	3
Shares redeemed	(5)	(63)	—	(5)	—	(7)

Net increase (decrease) in shares outstanding	17	$232	1	$12	—	$(1)

	A Class		C Class
SGA Global Growth Fund	Shares	Amount	Shares	Amount
Shares sold	4	$59	21	$288
Reinvestment of dividends	1	13	1	8
Shares redeemed	—	(8)	(1)	(10)

Net increase in shares outstanding	5	$64	21	$286

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class					Y Class
	Six Months Ended July 31, 2015		Year ended Jan. 31, 2015	Sept. 27A to Jan. 31, 2014		Six Months Ended July 31, 2015		Year ended Jan. 31, 2015	Sept. 27A to Jan. 31, 2014
	(unaudited)					(unaudited)

Net asset value, beginning of period	$10.24		$9.59	$10.00		$10.22		$9.59	$10.00

Income from investment operations:
Net investment income (loss)	0.11		0.13	0.02		0.13		0.04	0.01
Net gains (losses) on investments (both realized and unrealized)	(0.27)		0.64	(0.42)		(0.29)		0.71	(0.41)

Total income (loss) from investment operations	(0.16)		0.77	(0.40)		(0.16)		0.75	(0.40)

Less distributions:
Dividends from net investment income	—		(0.12)	(0.01)		—		(0.12)	(0.01)
Distributions from net realized gains	—		—	—		—		—	—

Total distributions	—		(0.12)	(0.01)		—		(0.12)	(0.01)

Redemption fees added to beneficial interests D	—		—	—		—		—	—

Net asset value, end of period	$10.08		$10.24	$9.59		$10.06		$10.22	$9.59

Total return B	(1.56	)%C	8.04%	(4.05	)%C	(1.57	)%C	7.83%	(4.05	)%C

Ratios and supplemental data:
Net assets, end of period (in thousands)	$13,820		$13,080	$9,969		$13,984		$4,604	$489
Ratios to average net assets:
Expenses, before reimbursements	1.69	%E	2.26%	4.20	%E	1.76	%E	2.12%	6.19	%E
Expenses, net of reimbursements	1.35	%E	1.35%	1.35	%E	1.45	%E	1.45%	1.45	%E
Net investment income (loss), before expense reimbursements	1.88	%E	0.44%	(2.30	)%E	2.36	%E	0.01%	(4.30	)%E
Net investment income (loss), net of reimbursements	2.21	%E	1.35%	0.55	%E	2.67	%E	0.68%	0.44	%E
Portfolio turnover rate	13	%C	22%	9	%F	13	%C	22%	9	%F

A	Commencement of operations.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Amount represents less than $0.01 per share.
E	Annualized.
F	Portfolio turnover rate is for the period from September 27, 2013 through January 31, 2014 and is not annualized.

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Financial Highlights

(For a share outstanding throughout the period)

Investor Class					A Class					C Class
Six Months Ended July 31, 2015		Year ended Jan. 31, 2015	Sept. 27A to Jan. 31, 2014		Six Months Ended July 31, 2015		Year ended Jan. 31, 2015	Sept. 27A to Jan. 31, 2014		Six Months Ended July 31, 2015		Year ended Jan. 31, 2015	Sept. 27A to Jan. 31, 2014
(unaudited)					(unaudited)					(unaudited)

$10.19		$9.58	$10.00		$10.18		$9.58	$10.00		$10.10		$9.55	$10.00

0.10		0.07	0.00	G	0.05		0.06	0.00	G	0.08		0.02	(0.01)

(0.28)		0.66	(0.41)		(0.23)		0.66	(0.41)		(0.29)		0.62	(0.43)

(0.18)		0.73	(0.41)		(0.18)		0.72	(0.41)		(0.21)		0.64	(0.44)

—		(0.12)	(0.01)		—		(0.12)	(0.01)		—		(0.09)	(0.01)
—		—	—		—		—	—		—		—	—

—		(0.12)	(0.01)		—		(0.12)	(0.01)		—		(0.09)	(0.01)

—		—	—		—		—	—		—		—	—

$10.01		$10.19	$9.58		$10.00		$10.18	$9.58		$9.89		$10.10	$9.55

(1.77	)%C	7.63%	(4.15	)%C	(1.77	)%C	7.53%	(4.15	)%C	(2.08	)%C	6.66%	(4.45	)%C

$5,337		$4,612	$1,326		$1,900		$3,215	$554		$883		$623	$149

1.97	%E	2.42%	5.46	%E	2.09	%E	2.49%	7.71	%E	2.84	%E	3.26%	10.04	%E
1.73	%E	1.73%	1.73	%E	1.75	%E	1.77%	1.85	%E	2.50	%E	2.52%	2.60	%E

1.65	%E	0.12%	(3.60	)%E	1.18	%E	0.09%	(5.92	)%E	0.84	%E	(0.90)%	(8.13	)%E

1.89	%E	0.81%	0.13	%E	1.52	%E	0.81%	(0.07	)%E	1.19	%E	(0.16)%	(0.68	)%E
13	%C	22%	9	%F	13	%C	22%	9	%F	13	%C	22%	9	%F

American Beacon Earnest Partners Emerging Markets Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class					Y Class
	Six Months Ended July 31, 2015		Year ended Jan. 31, 2015	Sept. 19A to Jan. 31, 2014		Six Months Ended July 31, 2015		Year ended Jan. 31, 2015	Sept. 19A to Jan. 31, 2014
	(unaudited)					(unaudited)

Net asset value, beginning of period	$9.34		$8.89	$10.00		$9.33		$8.88	$10.00

Income from investment operations:
Net investment income (loss)	0.07		0.06	(0.02)		0.04		0.05	(0.02)
Net gains (losses) on investments (both realized and unrealized)	(1.02)		0.43	(1.09)		(0.98)		0.44	(1.10)

Total income (loss) from investment operations	(0.95)		0.49	(1.11)		(0.94)		0.49	(1.12)

Less distributions:
Dividends from net investment income	—		(0.04)	—		—		(0.04)	—
Distributions from net realized gains	—		—	—		—		—	—

Total distributions	—		(0.04)	—		—		(0.04)	—

Redemption fees added to beneficial interests B	—		—	—		—		—	—

Net asset value, end of period	$8.39		$9.34	$8.89		$8.39		$9.33	$8.88

Total return C	(10.17	)%D	5.51%	(11.10	)%D	(10.08	)%D	5.52%	(11.20	)%D

Ratios and supplemental data:
Net assets, end of period (in thousands)	$2,541		$2,872	$3,175		$198		$979	$116
Ratios to average net assets:
Expenses, before reimbursements	4.84	%F	5.26%	10.52	%F	4.33	%F	4.08%	14.61	%F
Expenses, net of reimbursements	1.35	%F	1.35%	1.35	%F	1.45	%F	1.45%	1.45	%F
Net investment (loss), before expense reimbursements	(2.05	)%F	(3.26)%	(9.70	)%F	(2.11	)%F	(2.14)%	(13.67	)%F
Net investment income (loss), net of reimbursements	1.43	%F	0.65%	(0.53	)%F	0.77	%F	0.49%	(0.51	)%F
Portfolio turnover rate	7	%D	17%	28	%E	7	%D	17%	28	%E

A	Commencement of operations.
B	Amounts represent less than $0.01 per share.
C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
D	Not annualized.
E	Portfolio turnover rate is for the period from September 19, 2013 through January 31, 2014 and is not annualized.
F	Annualized.

American Beacon Earnest Partners Emerging Markets Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

Investor Class					A Class					C Class
Six Months Ended July 31, 2015		Year ended Jan. 31, 2015	Sept. 19A to Jan. 31, 2014		Six Months Ended July 31, 2015		Year ended Jan. 31, 2015	Sept. 19A to Jan. 31, 2014		Six Months Ended July 31, 2015		Year ended Jan. 31, 2015	Sept. 19A to Jan. 31, 2014
(unaudited)					(unaudited)					(unaudited)

$9.30		$8.87	$10.00		$9.29		$8.87	$10.00		$9.19		$8.85	$10.00

(0.08)		0.05	(0.03)		0.05		0.02	(0.04)		0.01		(0.05)	(0.06)

(0.88)		0.42	(1.10)		(1.01)		0.44	(1.09)		(0.99)		0.43	(1.09)

(0.96)		0.47	(1.13)		(0.96)		0.46	(1.13)		(0.98)		0.38	(1.15)

—		(0.04)	—		—		(0.04)	—		—		(0.04)	—
—		—	—		—		—	—		—		—	—

—		(0.04)	—		—		(0.04)	—		—		(0.04)	—

—		—	—		—		—	—		—		—	—

$8.34		$9.30	$8.87		$8.33		$9.29	$8.87		$8.21		$9.19	$8.85

(10.32	)%D	5.30%	(11.30	)%D	(10.33	)%D	5.19%	(11.30	)%D	(10.66	)%D	4.29%	(11.50	)%D

$196		$1,485	$100		$84		$94	$89		$82		$92	$89

4.57	%F	4.38%	15.15	%F	5.28	%F	5.55%	15.21	%F	6.06	%F	6.31%	15.97	%F
1.73	%F	1.73%	1.73	%F	1.75	%F	1.79%	1.85	%F	2.50	%F	2.54%	2.60	%F

(2.60	)%F	(2.33)%	(14.26	)%F	(2.49	)%F	(3.54)%	(14.35	)%F	(3.27	)%F	(4.29)%	(15.10	)%F

0.24	%F	0.32%	(0.85	)%F	1.04	%F	0.22%	(0.99	)%F	0.29	%F	(0.53)%	(1.74	)%F
7	%D	17%	28	%E	7	%D	17%	28	%E	7	%D	17%	28	%E

American Beacon SGA Global Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended July 31, 2015		Year Ended Jan. 31, 2015	Four Months Ended Jan. 31, 2014		Year Ended September 30,				Dec. 31C to Sept. 30, 2011
						2013		2012
	(unaudited)

Net asset value, beginning of period	$13.43		$13.05	$13.15		$12.04		$9.48		$10.00

Income from investment operations:
Net investment income (loss)	0.04		0.06	0.01		(0.04	)H	(0.05	)H	(0.04	)H
Net gains (losses) on investments (both realized and unrealized)	1.38		0.72	0.15		1.36		2.61		(0.48)

Total income (loss) from investment operations	1.42		0.78	0.16		1.32		2.56		(0.52)

Less distributions:
Dividends from net investment income	—		(0.03)	—		—		—		—
Distributions from net realized gains	—		(0.37)	(0.26)		(0.21)		—		—

Total distributions	—		(0.40)	(0.26)		(0.21)		—		—

Net asset value, end of period	$14.85		$13.43	$13.05		$13.15		$12.04		$9.48

Total return A	10.57	%B	5.98%	1.13	%B	11.21	%F	27.00	%F	(5.20	)%BF

Ratios and supplemental data:
Net assets, end of period (in thousands)	$6,099		$5,106	$4,738		$4		$2		$1
Ratios to average net assets:
Expenses, before reimbursements	2.64	%D	3.82%	5.28	%D	8.00%		12.02%		28.14	%D
Expenses, net of reimbursements	0.98	%D	0.98%	1.00	%D	1.75%		1.75%		1.74	%D
Net investment (loss), before expense reimbursements	(1.10	)%D	(2.41)%	(4.12	)%D	(6.56)%		(10.76)%		(26.92	)%D
Net investment income (loss), net of reimbursements	0.57	%D	0.42%	0.16	%D	(0.31)%		(0.49)%		(0.52	)%D
Portfolio turnover rate	18	%B	38%	15	%G	39%		41%		48	%B

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Commencement of operations for the Predecessor Fund is December 31, 2010.
D	Annualized.
E	Commencement of operations.
F	Total returns would have been lower had expenses not been waived or absorbed by the Predecessor Fund. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distribution or the redemption of Fund shares.
G	Portfolio turnover rate is for the period from October 1, 2013 through January 31, 2014 and is not annualized.
H	The Predecessor Fund calculated the change in undistributed net investment income based on average shares outstanding during the period.
I	Amounts represent less than $0.01 per share.

American Beacon SGA Global Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

Y Class					Investor Class					A Class						C Class
Six Months Ended July 31, 2015		Year ended Jan. 31, 2015	Oct. 4E to Jan. 31, 2014		Six Months Ended July 31, 2015		Year ended Jan. 31, 2015	Oct. 4E to Jan. 31, 2014		Six Months Ended July 31, 2015		Year ended Jan. 31, 2015		Oct. 4E to Jan. 31, 2014		Six Months Ended July 31, 2015		Year ended Jan. 31, 2015	Oct. 4E to Jan. 31, 2014
(unaudited)					(unaudited)					(unaudited)						(unaudited)

$13.41		$13.05	$13.25		$13.36		$13.03	$13.25		$13.35		$13.03		$13.25		$13.21		$13.00	$13.25

0.03		0.04	0.00	I	0.02		0.01	(0.01)		(0.05)		0.00	I	0.00	I	(0.04)		(0.05)	(0.04)
1.38		0.72	0.06		1.37		0.72	0.05		1.43		0.72		0.04		1.36		0.66	0.05

1.41		0.76	0.06		1.39		0.73	0.04		1.38		0.72		0.04		1.32		0.61	0.01

—		(0.03)	—		—		(0.03)	—		—		(0.03)		—		—		(0.03)	—
—		(0.37)	(0.26)		—		(0.37)	(0.26)		—		(0.37)		(0.26)		—		(0.37)	(0.26)

—		(0.40)	(0.26)		—		(0.40)	(0.26)		—		(0.40)		(0.26)		—		(0.40)	(0.26)

$14.82		$13.41	$13.05		$14.75		$13.36	$13.03		$14.73		$13.35		$13.03		$14.53		$13.21	$13.00

10.51	%B	5.83%	0.37	%B	10.40	%B	5.60%	0.22	%B	10.34	%B	5.53%		0.22	%B	9.99	%B	4.69%	(0.01	)%B

$161		$120	$105		$475		$108	$107		$210		$435		$363		$443		$393	$109

2.78	%D	3.84%	10.23	%D	3.30	%D	5.28%	10.37	%D	3.05	%D	4.19%		8.22	%D	3.78	%D	4.77%	11.36	%D
1.08	%D	1.08%	1.08	%D	1.36	%D	1.36%	1.36	%D	1.38	%D	1.42%		1.48	%D	2.13	%D	2.16%	2.23	%D
(1.25	)%D	(2.44)%	(9.09	)%D	(2.02	)%D	(3.88)%	(9.22	)%D	(1.67	)%D	(2.78)%		(6.91	)%D	(2.24	)%D	(3.41)%	(10.22	)%D
0.45	%D	0.32%	0.06	%D	(0.08	)%D	0.05%	(0.22	)%D	(0.01	)%D	(0.01)%		(0.17	)%D	(0.58	)%D	(0.80)%	(1.09	)%D
18	%B	38%	15	%G	18	%B	38%	15	%G	18	%B	38%		15	%G	18	%B	38%	15	%G

American Beacon Funds SM

Results of Shareholder Meeting (Unaudited)

Special meetings of shareholders of each of the portfolios of the American Beacon Funds (the “Trust”) were held on April 7 and April 28, 2015. The shareholders of the Acadian Emerging Markets Managed Volatility Fund, Earnest Partners Emerging Markets Equity Fund, and SGA Global Growth Fund (the “Funds”) approved a new investment management agreement between American Beacon Advisors, Inc. and the Funds. Approval of this proposal required a majority of the outstanding voting securities of each Fund. The following are the results of the shareholder votes for this proposal:

Funds	For	Against	Abstain	Non-Voting
Acadian Emerging Markets Managed Volatility Fund	13,930,627.27	93,282.48	62,478.00	10,876,346.32
Earnest Partners Emerging Markets Equity Fund	3,187,321.80	0	7,731.63	629,403.29
SGA Global Growth Fund	3,186,664.14	0	0	1,555,560.70

Special meetings of shareholders of the Trust were held on April 7 and April 28, 2015. The shareholders of the Trust approved the re-election of nine of the current Trustees to the Board of the American Beacon Trust and the election of two additional Trustees to the Board. Approval of this proposal required a plurality vote of the Trust’s shares. The following are the results of the election of each Trustee:

Gilbert G. Alvarado
Affirmative	16,655,574,211.10
Withhold	242,060,281.87

Joseph B. Armes
Affirmative	16,653,130,207.99
Withhold	244,504,284.98

Gerard J. Arpey
Affirmative	16,659,813,172.19
Withhold	237,821,320.78

W. Humphrey Bogart
Affirmative	16,532,151,093.14
Withhold	365,483,399.83

Brenda A. Cline
Affirmative	16,662,050,138.08
Withhold	235,584,354.89

Eugene J. Duffy
Affirmative	16,430,210,258.21
Withhold	467,424,234.76

Thomas M. Dunning
Affirmative	16,651,792,247.83
Withhold	245,842,245.14

Alan D. Feld
Affirmative	14,899,039,186.08
Withhold	1,998,595,306.89

Richard A. Massman
Affirmative	16,651,582,060.07
Withhold	246,052,432.90

Barbara J. McKenna
Affirmative	16,435,773,869.81
Withhold	461,860,623.16

R. Gerald Turner
Affirmative	16,653,429,720.08
Withhold	244,204,772.89

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If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail: american_beacon.funds@ambeacon.com	On the Internet: Visit our website at www.americanbeaconfunds.com

By Telephone: Institutional, Y and Investor Classes Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (202) 551-8090. A complete schedule of the Fund’s portfolio holdings is also available on www.americanbeaconfunds.com, approximately twenty days after the end of each month.

Availability of Proxy Voting Policy and Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT Boston Financial Data Services Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Foreside Fund Services, LLC Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon Acadian Emerging Markets Managed Volatility Fund, American Beacon Earnest Partners Emerging Markets Equity Fund, and American Beacon SGA Global Growth Fund, are service marks of American Beacon Advisors, Inc.

SAR 7/15

American Beacon® FUNDS

2015 SEMI-ANNUAL REPORT

July 31, 2015

CRESCENT SHORT DURATION HIGH INCOME FUND

GLOBAL EVOLUTION FRONTIER MARKETS INCOME FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

CRESCENT SHORT DURATION HIGH INCOME FUND The Fund’s investments in high yield securities, including loans, restricted securities and floating rate securities are subject to greater levels of credit, interest rate, market and liquidity risks than investment-grade securities. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. GLOBAL EVOLUTION FRONTIER MARKETS INCOME FUND Investing in foreign, emerging and frontier market securities may involve heightened risk due to currency fluctuations and economic and political risks. Investing in derivative instruments involves liquidity, credit, interest rate and market risks. The use of fixed-income securities entails interest rate and credit risks. Because the Fund may invest in fewer issuers than a more diversified portfolio, the fluctuating value of a single holding may have a greater effect on the value of the Fund. Please see the prospectus for a complete discussion of the Funds’ risks. There can be no assurances that the investment objectives of these Funds will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. The advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	July 31, 2015

Dear Shareholders,

During the first half of 2015, U.S. stocks in general posted modest gains and small-cap stocks performed better than their large-cap counterparts. U.S. equity markets have had to contend with slower economic growth, modestly higher-than-average valuations, and geopolitical and financial turmoil in Greece. Uncertainty over the timing of the U.S. Federal Reserve’s first interest rate increase since emergency lending rates were established during the financial crisis has also continued to weigh on markets. At the same time, the weakening of many currencies against the U.S. dollar took a toll on total returns for dollar-based investors in many global markets.

U.S. bond prices fell during the period under review. Rising rates and wider spreads caused negative returns in most fixed-income categories. Long-duration bonds had the largest decline and lower-credit categories outperformed as higher coupons helped offset rising rates.

The BofA Merrill Lynch U.S. High Yield Cash Pay BB-B 1-5, which is the performance benchmark for the American Beacon Crescent Short Duration High Income Fund, gained 1.68% during the six-month period under review. The JPMorgan EMBI Global Diversified Index, which is the performance benchmark for the American Beacon Global Evolution Frontier Markets Income Fund, gained 1.22% during the same period.

For the six months ended July 31, 2015:

•	American Beacon Crescent Short Duration High Income Fund (Investor Class) returned 1.88%.

•	American Beacon Global Evolution Frontier Markets Income Fund (Investor Class) returned 0.74%.

American Beacon Advisors identifies and partners with experienced asset managers from across all asset classes to help protect our shareholders’ portfolios over the long term. We are proud to offer a variety of funds that allow investors to take advantage of different asset classes.

Thank you for your continued investment in the American Beacon Funds. For additional information about our Funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.
President
American Beacon Funds

1

American Beacon Crescent Short Duration High Income FundSM

Performance Overview

July 31, 2015 (Unaudited)

The Investor Class of the American Beacon Crescent Short Duration High Income Fund (the “Fund”) returned 1.88% for the six months ended July 31, 2015, compared to the Bank of America Merrill Lynch U.S. High Yield Cash Pay BB-B 1-5 Year Index (the “Index”) return of 1.68% for the same period.

Total Returns for the Period ended 7/31/15

			Since incep.
	Ticker	6 Months*	(10/1/14)*
Institutional Class (1,3)	ACHIX	2.08%	0.39%
Y Class (1,3)	ACHYX	1.92%	0.20%
Investor Class (1,3)	ACHPX	1.88%	0.07%
A Class with sales charge (1,3)	ACHAX	(0.81)%	(2.59)%
A Class without sales charge (1,3)	ACHAX	1.76%	(0.06)%
C Class with sales charge (1,3)	ACHCX	0.50%	(1.56)%
C Class without sales charge (1,3)	ACHCX	1.50%	(0.56)%
BofA Merrill Lynch U.S. High Yield Cash Pay BB-B 1-5 Index (2)		1.68%	1.41%

*	Not annualized.
1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than the actual returns shown since inception. A Class shares have a maximum sales charge of 2.50%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.
2.	The BofA Merrill Lynch U.S. High Yield Cash Pay BB-B 1-5 Year Index is an unmanaged index that generally tracks the performance of BB-B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of 1 to 5 years.
3.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, and C Class shares was 1.56%, 1.66%, 1.94%, 1.96%, and 2.71%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund’s relative returns were aided by its positioning and issue selection in the various credit quality categories as well as sector issue selection and sector allocation.

From a credit quality allocation perspective, overweighting the B-rated credit group (up 2.2%) and overweighting the CCC-rated credit group (up 5.2%) contributed to the Fund’s relative performance.

From a credit quality perspective, issue selections in the BB-rated, CCC-rated, and non-rated credit groups contributed positively to the Fund’s relative performance. This was offset partially by issue selections in the B-rated credit groups which detracted from the Fund’s relative return.

From a sector standpoint, Fund holdings in the Manufacturing sector (up 4.6%) outperformed the Index returns (up 0.3%) over the period. Within the Finance sector, Fund holdings (up 4.8%) exceeded the Index returns (up 2.1%) contributing to relative performance. However, this was offset slightly by issue selection within the Service sector where Fund holdings underperformed (up 1.9%) the return of the Index (up 2.8%), detracting from relative performance.

From a sector allocation perspective, the Fund benefited from overweighting the Service sector. Conversely, an underweight to the Transportation sector detracted from relative returns.

The sub-advisor’s investment process involves a top-down approach to strategically allocate across fixed and floating rate, secured and unsecured, and public and private investments. The investment process is balanced by extensive, disciplined credit research on each issuer. This investment process has remained consistent since the Fund’s inception.

2

American Beacon Crescent Short Duration High Income FundSM

Performance Overview

July 31, 2015 (Unaudited)

Top Ten Holdings (% Net Assets)
JC Penney Corp, Inc., Term Loan, 6.00%, Due 5/22/2018		1.2
Station Casinos LLC, 7.50%, Due 3/1/2021		1.1
Cablevision Systems Corp., 7.75%, Due 4/15/2018		1.1
CHS/Community Health Systems, Inc., 8.00%, Due 11/15/2019		1.0
Peninsula Gaming LLC / Peninsula Gaming Corp., 8.375%, Due 2/15/2018, 144A		1.0
Landry’s Holdings II, Inc., 10.25%, Due 1/1/2018, 144A		1.0
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, Due 8/1/2020		1.0
Cemex SAB de CV, 7.25%, Due 1/15/2021, 144A		1.0
T-Mobile USA, Inc., 6.625%, Due 4/1/2023		1.0
Pinnacle Entertainment, Inc., 7.50%, Due 4/15/2021		1.0

Total Fund Holdings	169

Sector Allocation (% Investments)
Service	33.9
Manufacturing	24.8
Finance	13.1
Short-Term Investments	9.6
Energy	6.0
Telecom	4.2
Consumer	3.8
Electric	2.9
Transportation	1.7

3

American Beacon Global Evolution Frontier Markets Income FundSM

Performance Overview

July 31, 2015 (Unaudited)

The Investor Class of the American Beacon Global Evolution Frontier Markets Income Fund (the “Fund”) returned 0.74% for the six month period ending July 31, 2015. The Fund underperformed the JPMorgan EMBI Global Diversified Index (the “Index”) return of 1.22% for the same period.

Total Returns for the Period ended 7/31/15

				Since incep.
	Ticker	6 Months*	1 Year	(2/25/14)
Institutional Class (1,3)	AGEIX	0.93%	(1.78)%	2.58%
Y Class (1,3)	AGEYX	0.77%	(1.98)%	2.55%
Investor Class (1,3)	AGEPX	0.74%	(2.16)%	2.25%
A Class with sales charge (1,3)	AGUAX	(4.03)%	(6.79)%	(1.23)%
A Class without sales charge (1,3)	AGUAX	0.73%	(2.18)%	2.21%
C Class with sales charge (1,3)	AGECX	(0.76)%	(3.94)%	1.29%
C Class without sales charge (1,3)	AGECX	0.24%	(2.94)%	1.29%
JP Morgan EMBI Global Diversified Index (2)		1.22%	0.60%	5.59%

*	Not annualized.
1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please call 1-800-967-9009 or visit www.americanbeaconfunds.com. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to each Class of the Fund has been waived since Fund inception; the Institutional, Y, Investor, and A Classes partially recovered reimbursed expenses in 2015. Performance prior to waiving fees was lower than the actual returns shown since inception. A Class shares have a maximum sales charge of 4.75%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.
2.	The JP Morgan EMBI Global Diversified Index is an emerging market debt benchmark that tracks dollar-denominated bonds issued by frontier and emerging market governments. One cannot directly invest in an index.
3.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, and C Class shares was 1.97%, 1.52%, 1.80%, 1.86%, and 2.99%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Over the period, the three largest positive performance contributions came from positions in Ghana, the Dominican Republic, and Argentina.

Ghana began the period as a detractor caused by the cedi being under pressure due to local USD demand. However, in a surprise move the Bank of Ghana changed the official foreign exchange rate and began interventions, while the government’s commitment to the International Monetary Fund loan package increased investor confidence.

Local Bonds from the Dominican Republic have performed well this year due to many favorable external conditions and improving domestic fundamentals. The Dominican Republic is one of the largest beneficiaries of lower oil prices as 2014 Gross Domestic Product was higher than expected at 7.3%. These conditions paved the way for the central bank to cut rates by 50 basis points (0.50%) to 5.75% in March.

Argentine bonds contributed to positive performance in the period. This was driven by excess demand and investors positioning for a political transition ahead of the Presidential election in October of 2015.

The three largest detractors from performance over the period were Zambia, Uganda, and Uruguay.

The Zambian currency (kwacha) came under significant depreciation pressure in the first quarter of this year and lost more than 18% against the US dollar as a dispute between the government and the mining sector over a new tax regime weighed heavily.

4

American Beacon Global Evolution Frontier Markets Income FundSM

Performance Overview

July 31, 2015 (Unaudited)

In Uganda, the shilling has also been under pressure due to deteriorating fundamentals and less convincing foreign exchange management by the central bank. However, the Bank of Uganda seems determined to stem the currency’s depreciation and has more recently been more aggressive in terms of hiking the benchmark interest rate.

In Uruguay, the peso and particularly global inflation-linked bonds have been under pressure during the period as a consequence of the negative emerging markets sentiment.

The sub-advisor’s investment process involves both a top-down approach to assess macroeconomic factors affecting the relationships between developed, emerging and frontier countries, and a bottom-up process to determine the countries in which the Fund will make investments. This investment process has remained consistent since the inception of the Fund.

Top Ten Holdings (% Net Assets)
Ivory Coast Government Bond, 5.75%, Due 12/31/2032		3.8
Empresa Administradora de Aeropuertos Internacionales (Issuer Zambezi BV), 8.25%, Due 4/8/2024, 144A		3.2
Mongolia Ministry of Finance (Issuer ING Bank NV), 13.175%, Due 3/25/2017		3.2
Moz Ematum Finance, 6.305%, Due 9/11/2020		3.0
Uruguay Government International Bond, Inflation Indexed, 5.00%, Due 9/14/2018		3.0
Federal Democratic Republic of Ethiopia, 6.625%, Due 12/11/2024		2.7
Honduras Government Bond, 7.50%, Due 3/15/2024		2.7
Republic of Malawi (Issuer Frontera Capital BV), 25.00%, Due 7/7/2017		2.5
Republic of Rwanda, 6.625%, Due 5/2/2023		2.4
Dominican Republic International Bond, 16.95%, Due 2/4/2022		2.4

Total Fund Holdings	83

Country Allocation (% Equities)
Pakistan	5.2
Zambia	4.6
Serbia	4.4
Dominican Republic	4.4
Netherlands	4.3
Mongolia	4.2
Egypt	4.1
Ivory Coast	4.0
Bangladesh	3.9
Argentina	3.8
Ecuador	3.8
Ghana	3.6
Nicaragua	3.6
Sri Lanka	3.5
Kenya	3.4
Uruguay	3.2
Mozambique	3.2
Honduras	2.9
Armenia	2.8
Ethiopia	2.8
Malawi	2.7
Rwanda	2.6
Uganda	2.3
Gabon	2.1
Tanzania	1.9
Senegal	1.8
Angola	1.7
Georgia	1.7
Belgium	1.6
Venezuela	1.6
Iraq	1.3
Tunisia	1.3
Congo	1.0
Seychelles	0.4
Bosnia and Herzegovina	0.3

5

American Beacon FundsSM

Fund Expenses

July 31, 2015 (Unaudited)

Fund Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees if applicable, and (2) ongoing costs, including management fees, administrative service fees, distribution (12b-1) fees, and other Fund expenses. The examples below are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period (or the inception date of the Fund) in each Class and held for the entire period from February 1, 2015 through July 31, 2015.

Actual Expenses

The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Institutional and Investor Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Institutional and Investor Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads). Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

6

American Beacon FundsSM

Fund Expenses

July 31, 2015 (Unaudited)

Crescent Short Duration High Income Fund

	Beginning Account Value 2/1/15	Ending Account Value 7/31/15	Expenses Paid During Period* 2/1/15 - 7/31/15
Institutional Class
Actual	$1,000.00	$1,020.78	$4.26
Hypothetical **	$1,000.00	$1,020.58	$4.26
Y Class
Actual	$1,000.00	$1,019.19	$4.76
Hypothetical **	$1,000.00	$1,020.08	$4.76
Investor Class
Actual	$1,000.00	$1,018.81	$6.16
Hypothetical **	$1,000.00	$1,018.70	$6.16
A Class
Actual	$1,000.00	$1,017.55	$6.25
Hypothetical **	$1,000.00	$1,018.60	$6.26
C Class
Actual	$1,000.00	$1,014.96	$9.99
Hypothetical **	$1,000.00	$1,014.88	$9.99

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.85%, 0.95%, 1.23%, 1.25% and 2.00% for the Institutional, Y, Investor, A and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

Global Evolution Frontier Markets Income Fund

	Beginning Account Value 2/1/15	Ending Account Value 7/31/15	Expenses Paid During Period* 2/1/15 - 7/31/15
Institutional Class
Actual	$1,000.00	$1,009.26	$5.73
Hypothetical **	$1,000.00	$1,019.09	$5.76
Y Class
Actual	$1,000.00	$1,007.73	$6.22
Hypothetical **	$1,000.00	$1,018.60	$6.26
Investor Class
Actual	$1,000.00	$1,007.40	$7.62
Hypothetical **	$1,000.00	$1,017.21	$7.65
A Class
Actual	$1,000.00	$1,007.26	$7.71
Hypothetical **	$1,000.00	$1,017.11	$7.75
C Class
Actual	$1,000.00	$1,002.41	$11.42
Hypothetical **	$1,000.00	$1,013.39	$11.48

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 1.15%, 1.25%, 1.53%, 1.55% and 2.30% for the Institutional, Y, Investor, A and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

7

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

July 31, 2015 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
BANK LOAN OBLIGATIONS - 31.14%
Consumer - 1.60%
Albertson’s Holdings LLC, Term Loan B4, 5.50%, Due 8/25/2021A B	$499	$501
Anchor Glass Container Corp., 2015 1st Lien Term Loan, 4.75%, Due 7/1/2022A	45	45
Ascena Retail Group, Inc., Term Loan B, 5.25%, Due 7/21/2022A	19	18
Hill-Rom Holdings, Inc., Term Loan B, 3.50%, Due 7/23/2022A	45	45
New HB Acquisition LLC, 2015 Term Loan, 4.50%, Due 7/17/2022A B	20	20
Spectrum Brands, Inc., Term Loan, 3.75%, Due 6/9/2022A	10	10
Universal Services of America, 2015 Delayed Draw Term Loan, 4.75%, Due 7/13/2022A	12	11
Universal Services of America, 2015 Term Loan, 4.75%, Due 7/13/2022A	163	163

		813

Energy - 3.08%
Energy & Exploration Partners, Inc., Initial Term Loan, 7.75%, Acquired 2/20/2015, Cost $128, Due 1/22/2019A C	149	122
Green Plains Processing LLC, Term Loan B, 6.50%, Due 6/3/2020A B	450	451
McJunkin Red Man Corp., New Term Loan B, 5.00%, Due 11/8/2019A	337	331
Murray Energy Corp., Term Loan B2, 7.50%, Due 4/16/2020A	200	166
TPF II Power LLC, Syndicated Term Loan B, 5.50%, Due 10/2/2021A B	494	497

		1,567

Finance - 5.17%
Asurion LLC, Term Loan B4, 5.00%, Due 7/22/2022A B	100	100
Capital Automotive LP, New Second Lien Term Loan, 6.00%, Due 4/30/2020A D	500	507
Concentra Inc., 1st Lien Term Loan, 4.75%, Due 6/1/2022A	170	170
DJO Finance LLC, 2015 Term Loan, 4.25%, Due 6/8/2020A B E	150	150
Endo Lux Finance Company, 2015 Term Loan, 3.75%, Due 6/11/2022A	35	35
IG Investment Holdings LLC, Term Loan B, 6.00%, Due 10/29/2021A B	249	250
Italics Merger Sub, Inc., Term Loan, 4.50%, Due 5/29/2022A	500	500
Kaufman Hall & Associates LLC, Initial Term Loan, 6.75%, Acquired 1/29/2015, Cost $241, Due 12/31/2020A B C	248	245
Onex Wizard US Acquisition, Inc., Term Loan, 4.25%, Due 3/13/2022A	280	280
Paradigm Acquisition Corp., Term Loan, 6.00%, Acquired 6/2/2015, Cost $197, Due 5/21/2022A C	200	199
Royal Holdings, Inc., 2015 1st Lien Term Loan, 4.50%, Due 6/19/2022A	90	90
RPI Finance Trust, Term Loan B4, 3.50%, Due 11/9/2020A	100	100

		2,626

Manufacturing - 8.96%
Alere, Inc., 2015 Term Loan B, 4.25%, Due 6/18/2022A	334	335
AZ Chem US, Inc., First Lien Term Loan, 4.50%, Due 6/12/2021A	471	472
BMC Software Finance, Inc., Term Loan, 5.00%, Due 9/10/2020A	496	452
Builders FirstSource, Inc., Term Loan B, 6.00%, Due 7/22/2022A	25	25
Chemours Company, Term Loan B, 3.75%, Due 5/22/2022A	350	336
Epicor Software Corp., 1st Lien Bridge Loan, 5.00%, Due 6/1/2022A	240	240
Hilex Poly Co., LLC, Term Loan B, 6.00%, Due 12/5/2021A B	249	251
Magic Newco LLC, First Lien Term Loan, 5.00%, Due 12/12/2018A B	496	496
Sensus USA, Inc., Second Lien Term Loan, 8.50%, Acquired 11/19/2015, Cost $122, Due 5/9/2018A C E	375	371
Silver II U.S. Holdings LLC, Term Loan, 4.00%, Due 12/13/2019A B E	10	10
SS&C Technologies, Inc., 2015 Term Loan B1, 4.00%, Due 7/8/2022A	73	74
SS&C Technologies, Inc., 2015 Term Loan B2, 3.25%, Due 7/8/2022A	29	29
Tank Intermediate Holding Corp., Term Loan A, 5.25%, Due 3/16/2022A	95	95
Travelport Finance Luxembourg Sarl, 2014 Term Loan B, 5.75%, Due 9/2/2021A	400	401
Univar, Inc., 2015 Term Loan, 4.25%, Due 7/1/2022A E	110	110
UTEX Industries, Inc., First Lien 2014 Term Loan, 5.00%, Due 5/22/2021A	411	380
Zebra Technologies Corp., Term Loan B, 4.75%, Due 10/27/2021A	470	476

		4,553

Service - 11.20%
ABRA, Inc., Term Loan B, 4.75%, Due 9/17/2021A	35	35
Academy Ltd., 2015 Term Loan B, 5.00%, Due 7/1/2022A	500	501
Acosta Holdco, Inc., 2015 Term Loan, 4.25%, Due 9/26/2021A	496	496
Carestream Health, Inc., Term Loan, 5.00%, Due 6/7/2019A	477	477
Dollar Tree, Inc., Term Loan B 1, 3.50%, Due 7/6/2022A E	125	126
First Data Corp., 2015 Term Loan, 3.94%, Due 6/23/2022A	50	50
JC Penney Corp, Inc., Term Loan, 6.00%, Due 5/22/2018A	596	595

See accompanying notes

8

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

July 31, 2015 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
Kenan Advantage Group, Inc., 2015 Term Loan, 4.00%, Due 7/31/2022A	$103	$104
Kenan Advantage Group, Inc., CAD Term Loan B, 4.00%, Due 7/31/2022A	33	33
Kenan Advantage Group, Inc., Delayed Draw Term Loan, 1.00%, Due 7/31/2022A	14	14
Kenan Advantage Group, Inc., Strip Delayed Draw Term Loan, 4.00%, Due 1/23/2017A	2	2
Merrill Communications LLC, 2015 Term Loan, 5.75%, Due 6/1/2022A B	310	310
Millennium Laboratories LLC, Term Loan B, 5.25%, Due 4/15/2021A B	496	194
Ortho Clinical Diagnostics S.A., Term Loan B, 4.75%, Due 6/30/2021A	496	493
Prime Security Services B. LLC, 1st Lien Term Loan, 5.00%, Due 7/1/2021A B	500	501
Rentpath, Inc., 1st Lien Term Loan, 6.25%, Due 12/17/2021A	249	249
Scientific Games International, Inc., Term Loan B 2, 6.00%, Due 10/1/2021A	498	500
Staples, Inc., Term Loan, 3.50%, Due 4/7/2021A E	200	200
Survey Sampling International LLC, First Lien Term Loan B, 6.00%, Acquired 12/12/2014, Cost $123, Due 12/4/2020A B C E	125	124
Survey Sampling International LLC, Second Lien Term Loan, 10.00%, Acquired 12/12/2014, Cost $123, Due 12/4/2021A B C E	125	124
Tribune Media Company, Term Loan, 3.75%, Due 12/27/2020A	70	70
William Morris Endeavor Entertainment LLC, First Lien Term Loan, 5.25%, Due 5/6/2021A B	496	496

		5,694

Telecommunications - 0.34%
CCO Safari III LLC, Term Loan 1, 3.50%, Due 1/20/2023A B	50	50
Numericable Group S.A., Term Loan, 4.00%, Due 7/27/2022A	125	125

		175

Transportation - 0.79%
American Tire Distributors, Inc., Term Loan, 5.25%, Due 9/1/2021 A	397	400

Total Bank Loan Obligations (Cost $16,200)		15,828

CORPORATE OBLIGATIONS - 60.05%
Consumer - 2.25%
Cott Beverages, Inc.,
6.75%, Due 1/1/2020F	250	260
5.375%, Due 7/1/2022	250	244
JBS USA LLC / JBS USA Finance, Inc., 5.875%, Due 7/15/2024B F	375	381
Spectrum Brands, Inc., 5.75%, Due 7/15/2025F	250	257

		1,143

Energy - 2.94%
Approach Resources, Inc., 7.00%, Due 6/15/2021	250	212
Bristow Group, Inc., 6.25%, Due 10/15/2022	125	118
California Resources Corp., 5.50%, Due 9/15/2021	375	309
Chesapeake Energy Corp., 5.375%, Due 6/15/2021	375	315
Energy XXI Gulf Coast, Inc., 7.50%, Due 12/15/2021	250	51
Lonestar Resources America, Inc., 8.75%, Acquired 2/2/2015, Cost $106, Due 4/15/2019C F	150	112
SM Energy Co., 5.625%, Due 6/1/2025	175	165
Transocean, Inc., 6.875%, Due 12/15/2021	250	212

		1,494

Finance - 8.04%
Aircastle Ltd.,
6.25%, Due 12/1/2019	100	111
5.50%, Due 2/15/2022	25	26
American Equity Investment Life Holding Co., 6.625%, Due 7/15/2021	250	263
Argos Merger Sub, Inc., 7.125%, Due 3/15/2023F	375	397
Fly Leasing Ltd., 6.75%, Due 12/15/2020	500	516
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, Due 8/1/2020D	500	525
Jefferies Finance LLC, 7.50%, Due 4/15/2021B F	500	496
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.875%, Due 8/1/2021FH	90	87
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.50%, Due 8/1/2018B	250	248
OneMain Financial Holdings, Inc.,
6.75%, Due 12/15/2019F	150	158
7.25%, Due 12/15/2021F	250	261
Oxford Finance LLC, 7.25%, Due 1/15/2018B F	250	256
Provident Funding Associates LP / PFG Finance Corp., 6.75%, Due 6/15/2021D F	250	240
RHP Hotel Properties LP, 5.00%, Due 4/15/2023D F	250	249

See accompanying notes

9

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

July 31, 2015 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
Sophia Holding Finance LP / Sophia Holding Finance, Inc., 9.625%, Acquired 6/30/2015, Cost $254, Due 12/1/2018C D F	$250	$253

		4,086

Manufacturing - 16.06%
Abengoa Greenfield S.A., 6.50%, Acquired 11/18/2014, Cost $221, Due 10/1/2019C F	375	296
AECOM Technology Corp., 5.75%, Due 10/15/2022F	500	508
ArcelorMittal, 6.25%, Due 3/1/2021E	250	253
Audatex North America, Inc., 6.00%, Due 6/15/2021F	250	255
Builders FirstSource, Inc., 7.625%, Due 6/1/2021F	250	260
Building Materials Corp., 5.375%, Due 11/15/2024F	250	251
Cemex S.A.B. de C.V., 7.25%, Due 1/15/2021F	500	533
Credit Acceptance Corp., 6.125%, Due 2/15/2021	375	376
DAE Aviation Holdings, Inc., 10.00%, Due 7/15/2023F	110	111
Entegris, Inc., 6.00%, Due 4/1/2022F	250	256
Fiat Chrysler Automobiles N.V., 5.25%, Due 4/15/2023	250	252
First Data Corp., 11.75%, Due 8/15/2021	250	285
Goodyear Tire & Rubber Co., 6.50%, Due 3/1/2021	250	265
IHS, Inc., 5.00%, Due 11/1/2022F	75	75
INEOS Group Holdings S.A., 6.125%, Due 8/15/2018F	500	509
Lear Corp., 5.25%, Due 1/15/2025	250	248
Meritage Homes Corp., 6.00%, Due 6/1/2025F	250	253
Meritor, Inc., 6.25%, Due 2/15/2024	375	376
Michael Baker International LLC, 8.25%, Acquired 10/2/2014, Cost $514, Due 10/15/2018B C F	500	483
NCI Building Systems, Inc., 8.25%, Due 1/15/2023F	250	264
Platform Specialty Products Corp., 6.50%, Due 2/1/2022F	375	388
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC, 8.25%, Due 2/15/2021B	500	518
Signode Industrial Group US, Inc., 6.375%, Due 5/1/2022F	250	244
Springs Industries, Inc., 6.25%, Due 6/1/2021	375	373
SunGard Data Systems, Inc., 6.625%, Due 11/1/2019	250	258
Zebra Technologies Corp., 7.25%, Due 10/15/2022F	250	274

		8,163

Service - 22.96%
Ahern Rentals, Inc., 7.375%, Due 5/15/2023F	250	236
Ancestry.com Holdings LLC, 9.625%, Due 10/15/2018B F G	500	513
Ashtead Capital, Inc., 5.625%, Due 10/1/2024F	375	376
Block Communications, Inc., 7.25%, Acquired 11/10/2014, Cost $471, Due 2/1/2020F G	450	455
Cable One, Inc., 5.75%, Due 6/15/2022F	75	77
Cablevision Systems Corp., 7.75%, Due 4/15/2018	500	540
Capella Healthcare, Inc., 9.25%, Due 7/1/2017	500	515
Cardtronics, Inc., 5.125%, Due 8/1/2022	250	244
CCO Holdings LLC / CCO Holdings Capital Corp., 6.50%, Due 4/30/2021B	250	261
Clear Channel Worldwide Holdings, Inc., 6.50%, Due 11/15/2022	250	261
Community Health Systems, Inc., 8.00%, Due 11/15/2019	500	525
DISH DBS Corp., 5.125%, Due 5/1/2020	250	253
Dollar Tree, Inc., 5.75%, Due 3/1/2023B F	250	264
Endo Ltd. / Endo Finance LLC, 6.00%, Due 7/15/2023B F	200	208
Equinix, Inc.,
5.375%, Due 1/1/2022	250	254
5.375%, Due 4/1/2023	125	126
HealthSouth Corp., 5.75%, Due 11/1/2024	250	253
Horizon Pharma Financing, Inc., 6.625%, Due 5/1/2023F	50	53
Landry’s Holdings II, Inc., 10.25%, Due 1/1/2018F	500	521
Lee Enterprises, Inc., 9.50%, Due 3/15/2022F	500	510
NCL Corp Ltd., 5.25%, Due 11/15/2019F	125	129
Numericable-SFR SAS, 4.875%, Due 5/15/2019F	250	254
Peninsula Gaming LLC / Peninsula Gaming Corp., 8.375%, Due 2/15/2018B F	500	521
Pinnacle Entertainment, Inc., 7.50%, Due 4/15/2021	500	531
Rite Aid Corp., 6.75%, Due 6/15/2021	250	266
Sinclair Television Group, Inc., 5.375%, Due 4/1/2021	250	254
Sirius XM Radio, Inc.,
5.875%, Due 10/1/2020F	175	184
6.00%, Due 7/15/2024F	250	261
Station Casinos LLC, 7.50%, Due 3/1/2021B	500	534
Tenet Healthcare Corp., 5.00%, Due 3/1/2019F	250	253

See accompanying notes

10

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

July 31, 2015 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
Tops Holding LLC / Tops Markets II Corp., 8.00%, Due 6/15/2022B F	$200	$199
Tribune Media Co., 5.875%, Due 7/15/2022F	75	77
United Rentals North America, Inc., 6.125%, Due 6/15/2023	375	386
Univision Communications, Inc., 5.125%, Due 5/15/2023F	350	351
Valeant Pharmaceuticals International, Inc., 6.125%, Due 4/15/2025F	350	366
Viking Cruises Ltd., 8.50%, Due 10/15/2022F	250	278
VTR Finance BV, 6.875%, Due 1/15/2024F	375	382

		11,669

Telecommunications - 3.93%
Altice S.A., 7.75%, Due 5/15/2022F	500	504
CyrusOne LP / CyrusOne Finance Corp., 6.375%, Due 11/15/2022D	250	259
Frontier Communications Corp., 7.125%, Due 3/15/2019	250	256
Sprint Nextel Corp., 6.00%, Due 11/15/2022	250	220
T-Mobile USA, Inc., 6.625%, Due 4/1/2023	500	532
Windstream Services LLC, 7.75%, Due 10/15/2020B	250	229

		1,999

Transportation - 0.94%
Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 6.875%, Due 2/15/2019B F	250	233
XPO Logistics, Inc., 6.50%, Due 6/15/2022F	250	246

		479

Utilities - 2.93%
AES Corp., 5.50%, Due 3/15/2024	250	244
Calpine Corp., 5.375%, Due 1/15/2023	500	489
GenOn Energy, Inc., 9.50%, Due 10/15/2018	250	251
NRG Energy, Inc., 6.625%, Due 3/15/2023	500	507

		1,491

Total Corporate Obligations (Cost $31,049)		30,524

	Shares
SHORT-TERM INVESTMENTS - 9.68% (Cost $4,922)
JPMorgan U.S. Government Money Market Fund, Capital Class	4,921,973	4,922

TOTAL INVESTMENTS - 100.87% (Cost $52,171)		51,274
LIABILITIES, NET OF OTHER ASSETS - (0.87%)		(447)

TOTAL NET ASSETS - 100.00%		$50,827

Percentages are stated as a percent of net assets.

A	Term Loan.
B	LLC - Limited Liability Company.
C	Illiquid Security. At period end, the amount of illiquid securities was $2,409 or 4.74% of net assets.
D	LP - Limited Partnership.
E	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
F	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $15,815 or 31.12% of net assets. The Fund has no right to demand registration of these securities.
G	PIK - Payment in Kind.
H	LLLP - Limited Liability Limited Partnership.

See accompanying notes

11

American Beacon Global Evolution Frontier Markets Income FundSM

Schedule of Investments

July 31, 2015 (Unaudited)

	Par AmountG		Fair Value
	(000’s)		(000’s)
Angola - 1.62% (Cost $3,142)
Structured Notes - 1.62%
Angola Ministry of Finance (Issuer Frontera Capital BV), 6.57%, Due 12/31/2023		$3,000	$3,104

Argentina - 3.66%
Foreign Government Obligations - 3.65%
Provincia de Buenos Aires,
10.875%, Due 1/26/2021A		350	355
9.95%, Due 6/9/2021A		350	346
Republic of Argentina,
7.00%, Due 4/17/2017		4,500	4,388
8.75%, Due 5/7/2024		2,000	1,890

Total Argentina (Cost $6,983)			6,979

Armenia - 2.65%
Foreign Government Obligations - 2.66%
Republic of Armenia,
6.00%, Due 9/30/2020A		3,400	3,353
7.15%, Due 3/26/2025A		1,750	1,730

Total Armenia (Cost $5,237)			5,083

Bangladesh - 3.73%
Structured Notes - 3.73%
Bangladesh Treasury Bond (Issuer Standard Chartered Bank),
11.25%, Due 2/8/2017B		3,690	3,842
11.23%, Due 1/22/2019B	BDT	3,050	3,294

Total Bangladesh (Cost $6,902)			7,136

Bosnia and Herzegovina - 0.31%
Foreign Government Obligations - 0.31%
Bosnia & Herzegovina Government Bond,
0.875%, Due 12/11/2017A B	EUR	660	337
0.875%, Due 12/11/2021A B	EUR	542	257

Total Bosnia and Herzegovina (Cost $724)			594

Congo - 0.97% (Cost $1,933)
Foreign Government Obligations - 0.97%
Republic of Congo, 4.00%, Due 6/30/2029A C		2,122	1,859

Dominican Republic - 4.20%
Foreign Government Obligations - 4.20%
Dominican Republic International Bond,
15.95%, Due 6/4/2021A	DOP	21,500	600
16.95%, Due 2/4/2022A	DOP	158,000	4,643
10.375%, Due 3/4/2022A	DOP	40,000	895
11.50%, Due 5/10/2024A	DOP	80,000	1,885

Total Dominican Republic (Cost $8,134)			8,023

Ecuador - 3.64%
Foreign Government Obligations - 3.64%
Ecuador Government International Bond, 10.50%, Due 3/24/2020A		3,850	3,677
Republic of Ecuador,
9.375%, Due 12/15/2015A		300	298
7.95%, Due 6/20/2024A		3,550	2,973

Total Ecuador (Cost $7,996)			6,948

Egypt - 3.94%
Structured Notes - 2.02%

See accompanying notes

12

American Beacon Global Evolution Frontier Markets Income FundSM

Schedule of Investments

July 31, 2015 (Unaudited)

	Par AmountG		Fair Value
	(000’s)		(000’s)
Egypt Treasury Bill (Issuer Citigroup, Inc.),
0.00%, Due 1/4/2016D		$2,000	$1,929
0.00%, Due 3/3/2016D		2,000	1,929

Total Structured Notes			3,858

Foreign Government Obligations - 1.92%
Arab Republic of Egypt,
5.875%, Due 6/11/2025		800	783
6.875%, Due 4/30/2040A		3,000	2,881

Total Foreign Government Obligations			3,664

Total Egypt (Cost $7,804)			7,522

Ethiopia - 2.68% (Cost $5,134)
Foreign Government Obligations - 2.68%
Federal Democratic Republic of Ethiopia, 6.625%, Due 12/11/2024A		5,200	5,130

Gabon - 1.96% (Cost $3,823)
Foreign Government Obligations - 1.96%
Gabonese Republic, 6.375%, Due 12/12/2024A		4,000	3,750

Georgia - 1.65% (Cost $3,338)
Foreign Government Obligations - 1.65%
Republic of Georgia, 6.875%, Due 4/12/2021A		3,000	3,164

Ghana - 3.44%
Foreign Government Obligations - 3.44%
Ghana Government Bond,
16.90%, Due 3/7/2016	GHS	200	49
23.00%, Due 2/13/2017	GHS	4,000	998
25.48%, Due 4/24/2017	GHS	4,000	1,074
26.00%, Due 6/5/2017	GHS	3,700	989
21.00%, Due 3/23/2020	GHS	900	212
Republic of Ghana,
7.875%, Due 8/7/2023A		1,500	1,403
8.125%, Due 1/18/2026A		2,000	1,854

Total Ghana (Cost $7,646)			6,579

Honduras - 2.72% (Cost $4,994)
Foreign Government Obligations - 2.72%
Honduras Government Bond, 7.50%, Due 3/15/2024A		4,800	5,195

Iraq - 1.25% (Cost $2,624)
Foreign Government Obligations - 1.25%
Republic of Iraq, 5.80%, Due 1/15/2028A		3,000	2,381

Ivory Coast - 3.83% (Cost $7,678)
Foreign Government Obligations - 3.84%
Ivory Coast Government Bond, 5.75%, Due 12/31/2032A B		8,000	7,342

Kenya - 3.26%
Foreign Government Obligations - 3.26%
Kenya Government International Bond,
5.875%, Due 6/24/2019		1,800	1,811
6.875%, Due 6/24/2024A		500	491
Kenya Infrastructure Bond,
12.00%, Due 9/18/2023	KES	102,500	968

See accompanying notes

13

American Beacon Global Evolution Frontier Markets Income FundSM

Schedule of Investments

July 31, 2015 (Unaudited)

	Par AmountG		Fair Value
	(000’s)		(000’s)
11.00%, Due 10/12/2026	KES$	350,000	$2,939

Total Kenya (Cost $7,434)			6,209

Malawi - 2.54% (Cost $5,145)
Structured Notes - 2.54%
Republic of Malawi (Issuer Frontera Capital BV), 25.00%, Due 7/7/2017B		5,333	4,856

Mongolia - 3.95%
Foreign Government Obligations - 0.76%
Mongolia International Bond, 5.125%, Due 12/5/2022A		1,700	1,462

Structured Notes - 3.19%
Mongolia Ministry of Finance (Issuer ING Bank NV), 13.175%, Due 3/25/2017		6,700	6,107

Total Mongolia (Cost $7,836)			7,569

Mozambique - 3.03% (Cost $6,414)
Foreign Government Obligations - 3.03%
Moz Ematum Finance, 6.305%, Due 9/11/2020A		6,500	5,784

Netherlands - 4.11%
Foreign Government Obligations - 2.32%
Republic of Angola Via Northern Lights III BV, 7.00%, Due 8/16/2019A		4,500	4,442

Structured Notes - 1.79%
Gambia Government (Issuer Frontera Capital BV), 18.55%, Due 8/4/2017D		3,420	3,420

Total Netherlands (Cost $7,888)			7,862

Nicaragua - 3.43%
Foreign Government Obligations - 0.27%
Republic of Nicaragua, 5.00%, Due 2/1/2019B		553	524

Structured Notes - 3.16%
Empresa Administradora de Aeropuertos Internacionales (Issuer Zambezi BV), 8.25%, Due 4/8/2024D E		6,000	6,041

Total Nicaragua (Cost $6,529)			6,565

Pakistan - 4.88%
Foreign Government Obligations - 3.17%
Islamic Republic of Pakistan,
7.25%, Due 4/15/2019A		4,150	4,321
8.25%, Due 4/15/2024		1,125	1,201
7.875%, Due 3/31/2036A		300	287
Pakistan Government International Bond, 6.75%, Due 12/3/2019A		250	256

Total Foreign Government Obligations			6,065

Structured Notes - 1.71%
Islamic Republic of Pakistan (Issuer Citigroup, Inc.), 11.25%, Due 7/20/2016A B		3,300	3,260

Total Pakistan (Cost $9,351)			9,325

Rwanda - 2.44% (Cost $4,727)
Foreign Government Obligations - 2.44%
Republic of Rwanda, 6.625%, Due 5/2/2023A		4,600	4,663

Senegal - 1.75% (Cost $3,230)

See accompanying notes

14

American Beacon Global Evolution Frontier Markets Income FundSM

Schedule of Investments

July 31, 2015 (Unaudited)

	Par AmountG		Fair Value
	(000’s)		(000’s)
Foreign Government Obligations - 1.75%
Senegal Government International Bond, 8.75%, Due 5/13/2021A		$3,000	$3,350

Serbia - 4.17%
Foreign Government Obligations - 4.17%
Serbia Treasury Bonds,
10.00%, Due 10/17/2016	RSD	355,000	3,367
10.00%, Due 5/8/2017	RSD	290,000	2,787
10.00%, Due 3/20/2021	RSD	165,000	1,602
10.00%, Due 2/5/2022	RSD	21,000	201

Total Serbia (Cost $8,811)			7,957

Seychelles - 0.35% (Cost $639)
Foreign Government Obligations - 0.35%
Republic of Seychelles, 7.00%, Due 1/1/2026A B C		700	666

Sri Lanka - 3.36%
Foreign Government Obligations - 3.35%
Sri Lanka Government Bond, 10.60%, Due 7/1/2019	LKR	425,000	3,444
Sri Lanka Government International Bond,
5.125%, Due 4/11/2019		2,000	1,998
6.125%, Due 6/3/2025		1,000	983

Total Sri Lanka (Cost $6,628)			6,425

Supranational - 1.56% (Cost $3,000)
Foreign Government Obligations - 1.56%
European Bank for Reconstruction & Development, 7.80%, Due 7/24/2017		3,000	2,983

Tanzania - 1.82% (Cost $3,597)
Foreign Government Obligations - 1.82%
Tanzania Government International Bond, 6.397%, Due 3/9/2020A		3,500	3,487

Tunisia - 1.27% (Cost $2,499)
Foreign Government Obligations - 1.27%
Banque Centrale de Tunisie S.A., 5.75%, Due 1/30/2025A		2,500	2,419

Uganda - 2.20%
Foreign Government Obligations - 2.20%
Uganda Government Bond,
13.375%, Due 2/25/2016	UGX	1,000,000	292
12.875%, Due 5/19/2016	UGX	2,750,000	778
10.75%, Due 9/8/2016	UGX	3,700,000	1,009
14.125%, Due 12/1/2016	UGX	1,300,000	364
10.75%, Due 12/28/2017	UGX	7,000,000	1,768

Total Uganda (Cost $5,733)			4,211

Uruguay - 3.04% (Cost $7,235)
Foreign Government Obligations - 3.04%
Uruguay Government International Bond, Inflation Indexed, 5.00%, Due 9/14/2018F	UYU	166,281	5,807

Venezuela - 1.48%
Foreign Government Obligations - 1.48%
Republic of Venezuela,
7.75%, Due 10/13/2019A		3,000	1,110
9.00%, Due 5/7/2023A		1,275	465
8.25%, Due 10/13/2024A		3,500	1,260

See accompanying notes

15

American Beacon Global Evolution Frontier Markets Income FundSM

Schedule of Investments

July 31, 2015 (Unaudited)

	Par AmountG		Fair Value
	(000’s)		(000’s)
Total Venezuela (Cost $4,907)			$2,835

Zambia - 4.38%
Foreign Government Obligations - 4.38%
Zambia Government Bond,
10.00%, Due 9/3/2015	ZMW$	17,500	2,263
10.00%, Due 2/16/2017	ZMW	5,500	610
11.00%, Due 9/2/2017	ZMW	5,000	537
11.00%, Due 9/2/2019	ZMW	4,800	438
11.00%, Due 5/26/2020	ZMW	15,000	1,292
8.97%, Due 7/30/2027		500	480
Zambia Treasury Bill,
1.976%, Due 9/7/2015	ZMW	9,500	1,222
2.248%, Due 9/21/2015	ZMW	12,000	1,533

Total Zambia (Cost $9,779)			8,375

	Shares
SHORT-TERM INVESTMENTS - 3.80% (Cost $7,268)

Short-Term Investments - 3.80%
JPMorgan U.S. Government Money Market Fund, Capital Class		7,267,868	7,268

TOTAL INVESTMENTS - 99.07% (Cost $202,742)			189,405

OTHER ASSETS, NET OF LIABILITIES - 0.93%			1,778

TOTAL NET ASSETS - 100.00%			$191,183

Percentages are stated as a percent of net assets.

A	Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
B	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
C	Step Up/Down - A scheduled increase in the exercise or conversion price at which a warrant, an option, or a convertible security may be used to acquire shares of common stock.
D	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $13,319 or 6.97% of net assets. The Fund has no right to demand registration of these securities.
E	Illiquid Security. At period end, the amount of illiquid securities was $6,041 or 3.16 % of net assets.
F	Inflation-Indexed Note.
G	In U.S. Dollars unless otherwise noted.

See accompanying notes

16

American Beacon Global Evolution Frontier Markets Income FundSM

Schedule of Investments

July 31, 2015 (Unaudited)

Forward Currency Contracts Open at July 31, 2015:

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Sell	EUR	8,128,738	8/21/2015	SSB	$213,430	$—	$213,430

					$213,430	$—	$213,430

Glossary

Counterparty Abbreviations:

SSB	State Street Bank & Trust

Currency Abbreviations:

BDT	Bankladeshi Taka	LKR	Sri Lanka Rupee
DOP	Dominican Peso	RSD	Dinar
EUR	Euro	UGX	Uganda Shilling
GHS	Ghanaian Cedi	UYU	Uruguayan Peso
KES	Kenyan Shilling	ZMW	Zambian Kwacha

See accompanying notes

17

American Beacon FundsSM

Statements of Assets and Liabilities

July 31, 2015 (in thousands, except share and per share amounts) (Unaudited)

	Crescent Short Duration High Income Fund	Global Evolution Frontier Markets Income Fund
Assets:
Investments in unaffiliated securities, at fair value A	$51,274	$189,405
Foreign currency, at fair value B	—	993
Dividends and interest receivable	636	3,329
Receivable for investments sold	1,410	—
Receivable for fund shares sold	836	382
Receivable for expense reimbursement (Note 2)	22	—
Unrealized appreciation from foreign currency contracts	—	213
Prepaid expenses	31	61

Total assets	54,209	194,383

Liabilities:
Cash due to bank	—	1
Payable for investments purchased	3,104	2,659
Payable for fund shares redeemed	167	247
Payable under excess expense reimbursement plan	—	49
Dividends payable	4	9
Management and investment advisory fees payable	19	89
Administrative service and service fees payable	14	71
Transfer agent fees payable	4	2
Custody and fund accounting fees payable	5	29
Professional fees payable	60	42
Payable for prospectus and shareholder reports	4	—
Other liabilities	1	2

Total liabilities	3,382	3,200

Net Assets	$50,827	$191,183

Analysis of Net Assets:
Paid-in-capital	52,240	204,670
Undistributed (or overdistribution of) net investment income	—	(222)
Accumulated net realized gain (loss)	(516)	(20)
Unrealized (depreciation) of investments	(897)	(6,567)
Unrealized (depreciation) of currency transactions	—	(6,678)

Net assets	$50,827	$191,183

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	4,171,292	1,068,007

Y Class	654,994	15,713,844

Investor Class	337,247	2,032,583

A Class	97,593	1,267,585

C Class	12,345	208,051

Net assets (not in thousands):
Institutional Class	$40,206,877	$10,056,147

Y Class	$6,309,077	$148,095,580

Investor Class	$3,251,769	$19,137,020

A Class	$940,087	$11,938,931

C Class	$118,997	$1,955,659

Net asset value, offering and redemption price per share:
Institutional Class	$9.64	$9.42

Y Class	$9.63	$9.42

Investor Class	$9.64	$9.42

A Class	$9.63	$9.42

A Class	$9.88	$9.89

C Class	$9.64	$9.40

A Cost of investments in unaffiliated securities	$52,171	$202,742
B Cost of foreign currency	$—	$1,077

See accompanying notes

18

American Beacon FundsSM

Statements of Operations

For the Six Months Ended July 31, 2015 (in thousands) (Unaudited)

	Crescent Short Duration High Income Fund	Global Evolution Frontier Markets Income Fund
Investment Income:
Dividend income from unaffiliated securities (net of foreign taxes) A	$—	$1
Interest income	1,117	7,789

Total investment income	1,117	7,790

Expenses:
Management and investment advisory fees (Note 2)	87	503
Administrative service fees (Note 2):
Institutional Class	52	14
Y Class	4	215
Investor Class	1	25
A Class	1	18
C Class	—	2
Transfer agent fees:
Institutional Class	1	2
Y Class	1	2
Investor Class	1	2
A Class	1	1
C Class	1	1
Custody and fund accounting fees	26	105
Professional fees	65	47
Registration fees and expenses	53	51
Service fees (Note 2):
Y Class	2	72
Investor Class	1	24
A Class	—	9
C Class	—	1
Distribution fees (Note 2):
A Class	—	15
C Class	1	7
Prospectus and shareholder report expenses	7	11
Trustee fees	—	3
Other expenses	4	5

Total expenses	309	1,135

Net fees waived and expenses reimbursed/recovered by Manager (Note 2)	(140)	52

Net expenses	169	1,187

Net investment income	948	6,603

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments	(204)	(19)
Foreign currency transactions	—	67
Change in net unrealized (depreciation) of:
Investments	(99)	(939)
Foreign currency transactions	—	(4,505)

Net (loss) from investments	(303)	(5,396)

Net increase in net assets resulting from operations	$645	$1,207

A Foreign taxes	—	114

See accompanying notes

19

American Beacon FundsSM

Statement of Changes in Net Assets (in thousands)

	Crescent Short Duration High Income Fund		Global Evolution Frontier Markets Income Fund
	Six Months Ended July 31, 2015	From Oct. 1A to Jan. 31, 2015	Six Months Ended July 31, 2015	From Feb. 25A to Jan. 31, 2015
	(unaudited)		(unaudited)

Increase (Decrease) in Net Assets:
Operations:
Net investment income	$948	$547	$6,603	$4,365
Net realized gain (loss) from investments and foreign currency transactions	(204)	(313)	48	(26)
Change in net unrealized appreciation or (depreciation) from investments and foreign currency transactions	(99)	(798)	(5,444)	(7,801)

Net increase (decrease) in net assets resulting from operations	645	(564)	1,207	(3,462)

Distributions to Shareholders:
Net investment income:
Institutional Class	(851)	(540)	(337)	(575)
Y Class	(70)	(2)	(5,175)	(3,103)
Investor Class	(17)	(2)	(587)	(422)
A Class	(8)	(1)	(414)	(427)
C Class	(2)	(1)	(44)	(39)
Net realized gain from investments:
Institutional Class	—	—	—	(15)
Y Class	—	—	—	(231)
Investor Class	—	—	—	(23)
A Class	—	—	—	(26)
C Class	—	—	—	(2)

Net distributions to shareholders	(948)	(546)	(6,557)	(4,863)

Capital Share Transactions:
Proceeds from sales of shares	21,539	25,270	35,051	198,489
Reinvestment of dividends and distributions	942	383	6,502	4,795
Cost of shares redeemed	(5,739)	(35)	(23,351)	(26,646)
Redemption fees	—	—	8	10

Net increase in net assets from capital share transactions	16,742	25,618	18,210	176,648

Net increase in net assets	16,439	24,508	12,860	168,323

Net Assets:
Beginning of period	34,388	9,880	178,323	10,000

End of Period *	$50,827	$34,388	$191,183	$178,323

* Includes undistributed (or overdistribution of) net investment income	$—	$—	$(222)	$(522)

A	Commencement of Operations.

See accompanying notes

20

American Beacon FundsSM

Statement of Cash Flows

For the Six Months Ended July 31, 2015 (in thousands) (Unaudited)

Global Evolution Frontier Markets Income Fund
Cash flows used in operating activities:
Net decrease in net assets resulting from operations	$(1,207)

Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Purchases of long-term securities	(58,351)
Proceeds from sales of long-term securities	37,177
Net purchases of short-term portfolio investments	777
Net realized gain of investments and foreign currency transactions	(48)
Net change in unrealized depreciation of investments and foreign currency transactions	5,444
Overdistribution of net investment income	(476)
Net amortization and basis adjustments	151
Decrease in receivable for expense reimbursement	26

Increase (decrease) in operating assets:
Increase in dividend and interest receivable	(116)
Increase in receivable for fund shares sold	(171)
Decrease in receivable for expense reimbursement	26
Increase in prepaid expenses	(39)
Unrealized appreciation of foreign currency contracts	546

Increase (decrease) in operating liabilities:
Increase in payable for investments purchased	2,659
Decrease in payable for fund shares redeemed	(18)
Increase in payable for excess expense reimbursement	49
Decrease in dividends payable	(7)
Increase in management and investment advisory fees payable	6
Increase in administrative service and service fees payable	7
Increase in transfer agent fees payable	1
Increase in custody and fund accounting fees payable	9
Increase in professional fees payable	10
Decrease in payable for prospectus and shareholder reports	(5)
Increase in other liabilities	2

Net cash used in operating activities	(11,160)

Cash flows provided by financing activities:
Proceeds from shares sold	35,051
Cost of shares redeemed	(23,351)
Proceeds from redemption fees	8
Cash dividends paid	(61)

Net cash provided by financing activities	11,647

Net Change in cash and foreign currency:	$487

Cash, beginning of period	505
Cash, end of period	992

Supplemental Disclosure of Cash Flow and Non-Cash Information:
Reinvestment of dividends	$6,502

See accompanying notes

21

American Beacon FundsSM

Notes to Financial Statements

July 31, 2015 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of July 31, 2015, the Trust consists of thirty-one active series, two of which are presented in this filing (collectively, the “Funds” and each individually a “Fund”): American Beacon Crescent Short Duration High Income Fund (“Crescent Fund”) and American Beacon Global Evolution Frontier Markets Income Fund (“Global Evolution Fund”). The remaining twenty-nine active series are reported in separate filings.

Effective April 30, 2015, American Beacon Advisors, Inc. (the “Manager”) became a wholly-owned subsidiary of Astro AB Borrower, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, two prominent private equity firms. Prior to April 30, the Manager was a wholly-owned subsidiary of Lighthouse Holdings, Inc., which was indirectly owned by investment funds affiliated with Pharos Capital Group, LLC and TPG Capital, L.P., two leading private equity firms.

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class:	Offered to:
Institutional Class	Investors making an initial investment of $250,000
Y Class	Investors making an initial investment of $100,000
Investor Class	General public and investors investing directly or through an intermediary
A Class	General public and investors investing through an intermediary with applicable sales charges, which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”)
C Class	General public and investors investing through an intermediary with applicable sales charges, which may include a CDSC

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative service fees, service fees, and distribution fees and vary amongst the classes as described more fully in Note 2.

2. Transactions with Affiliates

Management Agreement

The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory and fund management services. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Funds an annualized fee equal to 0.05% of the average daily net assets. The Funds pay the unaffiliated investment advisors hired to direct investment activities of the Funds. Management fees paid by the Funds during the six months ended July 31, 2015 were as follows (in thousands):

Fund	Management Fee Rate	Management Fee	Amounts paid to Investment Advisors	Amounts Paid to Manager
Crescent Fund	0.45%	$87	$78	$9
Global Evolution Fund	0.55%	503	457	46

22

American Beacon FundsSM

Notes to Financial Statements

July 31, 2015 (Unaudited)

Administration Agreement

The Manager and the Trust entered into an Administration Agreement which obligates the Manager to provide or oversee administrative services to each Fund. As compensation for performing the duties required under the Administration Agreement, the Manager receives an annualized fee of 0.30% of the average daily net assets of the Institutional, Y, Investor, A, and C classes of the Funds.

Distribution Plans

The Funds, except for the A and C Classes, have adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees will be charged to the Funds for distribution purposes. However, the Plan authorizes the management and administration fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Funds do not intend to separately compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Y, Investor, A, and C Classes. As compensation for performing the duties required under the Service Plans, the Manager receives 0.10% of the average daily net assets of the Y Class, 0.15% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Investment in Affiliated Funds

The Funds may invest in the American Beacon Money Market Select Fund (the “MM Select Fund”) or the U.S. Government Money Market Select Fund (the “USG Select Fund”) (collectively, the “Select Funds”). The Select Funds and the Funds have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as the investment advisor to the Select Funds and receives Management and Administration fees totaling 0.10% of the average daily net assets of the Select Funds. During the six months ended July 31, 2015, the Funds did not invest in the Select Funds.

Interfund Lending Program

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from other participating Funds. During the six months ended July 31, 2015, the Funds did not utilize the credit facility.

Expense Reimbursement Plan

The Manager agreed to reimburse the following Funds to the extent that total annual fund operating expenses exceeded a Fund’s expense cap. For the six months ended July 31, 2015, the Manager waived or reimbursed expenses as follows:

23

American Beacon FundsSM

Notes to Financial Statements

July 31, 2015 (Unaudited)

		Expense Cap	Reimbursed or (Recovered) Expenses
Fund	Class	2/1/15 to 7/31/15		Expiration
Crescent Fund	Institutional	0.85%	$124,118	2019
Crescent Fund	Y	0.95%	9,865	2019
Crescent Fund	Investor	1.23%	3,002	2019
Crescent Fund	A	1.25%	1,838	2019
Crescent Fund	C	2.00%	1,159	2019
Global Evolution Fund	Institutional	1.15%	(709)	2019
Global Evolution Fund	Y	1.25%	(37,765)	2019
Global Evolution Fund	Investor	1.53%	(11,627)	2019
Global Evolution Fund	A	1.55%	(1,775)	2019
Global Evolution Fund	C	2.30%	472	2019

Of these amounts, $21,847 was receivable from the Manager for the Crescent Fund and $48,987 was payable to the Manager from the Global Evolution Fund at July 31, 2015. The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class’ average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. During the six months ended July 31, 2015, the Funds did not record a liability for potential reimbursement, due to the current assessment that a reimbursement is unlikely. The carryover of excess expenses potentially reimbursable to the Manager are as follows:

Fund	Recovered Expenses	Excess Expense Carryover	Expired Expenses	Expiration of Reimbursed Expenses
Crescent Fund	$—	$167,017	$—	2018
Global Evolution Fund	51,876	179,187	—	2018

The Manager recovered expenses from various classes of the Global Evolution Fund during the six months ended July 31, 2015 as follows:

Fund	Class	Recovered Expense	Expiration
Global Evolution Fund	Institutional	$709	2018
Global Evolution Fund	Y	37,765	2018
Global Evolution Fund	Investor	11,627	2018
Global Evolution Fund	A	1,775	2018

Sales Commissions

The Funds’ distributor, Foreside Fund Services, LLC (“Foreside”), may receive a portion of A Class sales charges from broker dealers and it may be used to offset distribution related expenses. During the six months ended July 31, 2015, Foreside collected $930 and $6,873 for the Crescent and Global Evolution Funds, respectively from the sale of Class A Shares.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the six months ended July 31, 2015, there were no CDSC fees collected for Class A Shares.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the six months ended July 31, 2015, CDSC fees of $1,254 were collected for the Global Evolution Fund.

24

American Beacon FundsSM

Notes to Financial Statements

July 31, 2015 (Unaudited)

3. Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”) for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The prices of debt securities may be determined using quotes obtained from brokers.

Investments in open-end mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Trust’s Board of Trustees (the “Board”).

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized, but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

For valuation purposes, the last quoted price of non U.S. equity securities may be adjusted under the circumstances described below. If the Fund determines that developments between the close of a foreign market and the close of the Exchange will, in its judgment, materially affect the value of some or all of its portfolio securities, the Fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A Fund may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service.

Other investments, including restricted securities and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee, established by the Fund’s Board.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

25

American Beacon FundsSM

Notes to Financial Statements

July 31, 2015 (Unaudited)

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Common stocks and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Over-the-counter (“OTC”) financial derivative instruments, such as foreign currency contracts and structured notes, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of a

26

American Beacon FundsSM

Notes to Financial Statements

July 31, 2015 (Unaudited)

Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in and out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included below.

The Funds’ investments are summarized by level based on the inputs used to determine their values. As of July 31, 2015, the investments were classified as described below (in thousands):

Crescent Fund*	Level 1	Level 2	Level 3	Total
Bank Loan Obligations	$—	$15,828	$—	$15,828
Corporate Obligations	—	30,524	—	30,524
Short-Term Investments – Money Market Funds	4,922	—	—	4,922

Total Investments in Securities	$4,922	$46,352	$—	$51,274

Global Evolution Fund*	Level 1	Level 2	Level 3	Total
Foreign Government Obligations	$—	$140,556	$816	$141,372
Structured Notes	—	—	37,782	37,782
Corporate Obligations	—	2,983	—	2,983
Short-Term Investments – Money Market Funds	7,268	—	—	7,268

Total Investments in Securities	$7,268	$143,539	$38,598	$189,405

Financial Derivative Instruments-Assets
Forward Currency Contracts	$213	$—	$—	$213

*	Refer to the Schedules of Investments for industry information.

U.S. GAAP requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of each Fund’s assets and liabilities. As of July 31, 2015, there were no transfers between levels for the Crescent Fund.

The following is a reconciliation of Level 3 assets of the Global Evolution Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending

27

American Beacon FundsSM

Notes to Financial Statements

July 31, 2015 (Unaudited)

value of any security or instrument where a change in the level has occurred from the beginning to the end of the period (in thousands):

	Foreign Government Obligations	Structured Notes	Totals
Balance as of 1/31/2015	$999	$35,616	$36,615
Net Purchases	—	7,420	7,420
Net Sales	(134)	(5,536)	(5,670)
Realized gain (loss)	6	434	440
Change in unrealized appreciation or (depreciation)	(55)	(152)	(207)
Transfer into Level 3	—	—	—
Transfer out of Level 3	—	—	—

Balance as of 7/31/2015	816	37,782	38,598

Change in unrealized at period end**	$(55)	$(152)	$(207)

The foreign government obligations and structured notes, classified as Level 3 were valued using single broker quotes. However, these securities are included in the Level 3 category due to limited market transparency and/or lack of corroboration to support the quoted prices.

**	Change in unrealized appreciation or (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation or (depreciation) on the Statements of Operations.

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the NAV. The value of the security may vary with market fluctuations.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Dividends to Shareholders

Dividends from net investment income of the Funds generally will be declared daily and paid monthly. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If the Funds’ investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Funds. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain in the Funds’ Statements of Operations, if applicable.

Allocation of Income, Expenses, Gains, and Losses

Income, expenses (other than those attributable to a specific class), gains, and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

28

American Beacon FundsSM

Notes to Financial Statements

July 31, 2015 (Unaudited)

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Redemption Fees

All Classes of the Global Evolution Fund impose a 2% redemption fee on shares held for less than 90 days. The fee is deducted from the redemption proceeds and is intended to offset the trading costs, market impact, and other costs associated with short-term trading activity in the Funds. The “first-in, first-out” method is used to determine the holding period. The fee is allocated to all classes of the Fund pro-rata based on their respective net assets.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

4. Securities and Other Investments

Pay-In-Kind Securities

Certain Funds may invest in payment in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investment to interest receivable in the Statements of Assets and Liabilities.

Restricted Securities

Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Reg S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the six months ended July 31, 2015 are disclosed in the Notes to the Schedules of Investments.

High-Yield Securities

Non-investment-grade securities are rated below the four highest credit grades by at least one of the public rating agencies (or are unrated if not publicly rated). Participation in high-yielding securities transactions generally involves greater returns in the form of higher average yields. However, participation in such transactions involves greater risks, including sensitivity to economic changes, solvency, and relative liquidity in the secondary trading market. Lower ratings may reflect a greater possibility that the financial

29

American Beacon FundsSM

Notes to Financial Statements

July 31, 2015 (Unaudited)

condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The prices and yields of lower-rated securities generally fluctuate more than higher-quality securities, and such prices may decline significantly in periods of general economic difficulty or rising interest rates.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

Structured Notes

Structured notes are hybrid securities that combine a debt obligation with an embedded derivative component. The derivative component is linked to changes in the value of an underlying reference asset or index so as to modify the return characteristics of the debt obligation. During the period, the Global Evolution Fund invested in structured notes to obtain a customized exposure and return structure that was not otherwise available.

Fluctuations in the value of structured notes are recorded as unrealized gains and losses. Net payments are recorded as net realized gains and losses. At maturity, or when the note is sold, the Fund records a realized gain or loss. Structured notes may be leveraged, increasing the volatility of each note’s value relative to the change in the underlying reference asset or index. These notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of a decline in the value of the underlying reference asset or index in addition to counterparty risk. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex or more traditional debt securities. These notes are subject to prepayment, credit, and interest rate risks similar to those of conventional fixed income securities.

Other Investment Company Securities and Other Exchange Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Master Agreements

The Global Evolution Fund is a party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties that govern transactions in over-the-counter derivative and foreign exchange contracts entered into by the Fund and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to

30

American Beacon FundsSM

Notes to Financial Statements

July 31, 2015 (Unaudited)

terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

5. Financial Derivative Instruments

Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Fund’s securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Fund bears the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Funds also bear the credit risk if the counterparty fails to perform under the contract.

For the periods ended July 31, 2015, the Global Evolution Fund entered into foreign currency exchange contracts primarily for hedging.

The Fund’s foreign currency contract notional dollar values outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following tables illustrate the average quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.

	Average Forward Foreign Currency Notional Amount Outstanding at July 31, 2015
Fund	Purchased Contracts	Sold Contracts
Global Evolution	$—	$7,141,536

The following is a summary of the Global Evolution Fund’s derivative financial instruments categorized by risk exposure (in thousands) (1):

Fair values of financial derivative instruments on the Statements of Assets and Liabilities not accounted for as hedging instruments as of July 31, 2015 (in thousands):

Forward Currency Contracts
Assets:
Unrealized appreciation of foreign currency contracts	$213

The effect of financial derivative instruments on the Statements of Operations not accounted for as hedging instruments for the period ended July 31, 2015 (in thousands):

Forward Currency Contracts
Realized gain (loss) of derivatives recognized as a result from operations:
Net realized gain (loss) from foreign currency transactions	$792

Net change in unrealized appreciation or (depreciation) of derivatives recognized as a result from operations:
Change in net unrealized appreciation or (depreciation) from foreign currency transactions	$(546)

(1)	See Note 6 in the Notes to Financial Statements for additional information.

31

American Beacon FundsSM

Notes to Financial Statements

July 31, 2015 (Unaudited)

6. Principal Risks

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular country or company. Failure of the other party to a transaction to perform (credit and counterparty risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Funds’ income. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Funds’ investments may be illiquid and the Funds may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Fund is required to liquidate all or a portion of its investments quickly, the Fund may realize significantly less than the value at which it previously recorded those investments.

Market Risks

The Funds’ investments in financial derivatives and other financial instruments expose the Funds to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Funds invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, they will be subject to the risk that those currencies will decline in value relative to the base currency of the Funds, or, in the case of hedging positions, that the Funds’ base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Funds’ investments in foreign currency denominated securities may reduce the returns of the Fund. These risks are heightened when a Fund invests in emerging and frontier market countries, which have less developed capital markets and legal, regulatory, and political systems.

Counterparty Credit Risk

A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing

32

American Beacon FundsSM

Notes to Financial Statements

July 31, 2015 (Unaudited)

brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as Deposits with brokers for futures contracts and Payable to brokers for futures contracts, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party is determined at the close of business of the Funds and additional required collateral is delivered to/pledged by the Funds on the next business day. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties, such as ISDA, Master Repo Agreements and Master Forward Agreements which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, July 31, 2015 (in thousands).

Global Evolution

Offsetting of Financial Assets and Derivative Assets as of July 31, 2015:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities
Forward Currency Contracts	$213	$—	$213

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of July 31, 2015:

	Net amount of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received	Net Amount
State Street Bank & Trust Co.	$213	$—	$—	$213

7. Federal Income and Excise Taxes

It is the policy of the Funds to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Funds are treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecognized tax benefits in the accompanying financial statements. The tax year ended January 31, 2015 is subject to examination by the Internal Revenue Service. If applicable, the

33

American Beacon FundsSM

Notes to Financial Statements

July 31, 2015 (Unaudited)

Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

A Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation or depreciation, as applicable, as the income is earned or capital gains are recorded.

The tax character of distributions paid were as follows (in thousands):

	Crescent Fund		Global Evolution Fund
	Six months ended July 31, 2015	From October 1,(1) to January 31, 2015	Six months ended July 31, 2015	From February 25,(1) to January 31, 2015
	(unaudited)		(unaudited)
Distributions paid from:
Ordinary income(2)
Institutional Class	$851	$540	$337	$590
Y Class	70	2	5,175	3,334
Investor Class	17	2	587	445
A Class	8	1	414	453
C Class	2	1	44	41

Total distributions paid	$948	$546	$6,557	$4,863

(1)	Commencement of Operations.
(2)	For tax purposes, short-term capital gains are considered ordinary income distributions.

As of July 31, 2015, the components of distributable earnings or (deficits) on a tax basis were as follows (in thousands):

	Crescent Fund	Global Evolution Fund
Cost basis of investments for federal income tax purposes	$52,171	$202,743

Unrealized appreciation	249	859
Unrealized depreciation	(1,147)	(14,196)

Net unrealized appreciation or (depreciation)	(898)	(13,337)

Undistributed ordinary income	—	—
Accumulated gain or (loss)	(515)	(19)
Other temporary differences	—	(131)

Distributable earnings or (deficits)	$(1,413)	$(13,487)

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation or (depreciation) are attributable primarily to the tax deferral of losses from wash sales and the realization for tax purposes of unrealized gains or (losses) on certain derivative instruments.

Due to inherent differences in the recognition of income, expenses and realized gains or (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from foreign currency and dividends that have been reclassed as of July 31, 2015 (in thousands):

34

American Beacon FundsSM

Notes to Financial Statements

July 31, 2015 (Unaudited)

	Crescent Fund	Global Evolution Fund
Paid-in-capital	$—	$(187)
Undistributed net investment income	—	254
Accumulated net realized gain (loss)	—	(67)
Unrealized appreciation or (depreciation) of investments and futures contracts	—	—

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”), net capital losses recognized by Funds are carried forward indefinitely and retain their character as short-term and/or long-term losses.

For the six-months ended July 31, 2015, the Crescent Fund has $516 of short-term capital loss carryforwards, and the Global Evolution Fund has $19 of long-term capital loss carryforwards (in thousands).

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended July 31, 2015 were as follows (in thousands):

	Crescent Fund	Global Evolution Fund
Purchases (excluding U.S. government securities)	$29,460	$58,351
Sales and maturities (excluding U.S. government securities)	16,271	37,177

9. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds (dollars and shares in thousands):

For the Six Months Ended July 31, 2015

	Institutional Class		Y Class		Investor Class
Crescent Short Duration High Income	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,076	$10,466	695	$6,808	330	$3,208
Reinvestment of dividends	87	850	7	69	2	14
Shares redeemed	(493)	(4,850)	(57)	(559)	(14)	(138)

Net increase in shares outstanding	670	$6,466	645	$6,318	318	$3,084

	A Class		C Class
Crescent Short Duration High Income	Shares	Amount	Shares	Amount
Shares sold	106	$1,037	2	$20
Reinvestment of dividends	1	7	—	2
Shares redeemed	(20)	(192)	—	—

Net increase in shares outstanding	87	$852	2	$22

	Institutional Class		Y Class		Investor Class
Global Evolution Frontier Markets Income	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	205	$1,968	2,114	$20,445	898	$8,685
Redemption Fees	—	1	—	5	—	1
Reinvestment of dividends	34	333	537	5,168	60	572
Shares redeemed	(124)	(1,202)	(1,186)	(11,448)	(370)	(3,559)

Net increase in shares outstanding	115	$1,100	1,465	$14,170	588	$5,699

35

American Beacon FundsSM

Notes to Financial Statements

July 31, 2015 (Unaudited)

	A Class		C Class
Global Evolution Frontier Markets Income	Shares	Amount	Shares	Amount
Shares sold	320	$3,091	90	$862
Redemption Fees	—	1	—	—
Reinvestment of dividends	41	390	4	39
Shares redeemed	(723)	(7,004)	(15)	(138)

Net increase (decrease) in shares outstanding	(362)	$(3,522)	79	$763

For the Periods Ended January 31, 2015

	Institutional Class		Y Class		Investor Class
Crescent Short Duration High Income	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,514	$25,143	3	$24	9	$93
Reinvestment of dividends	39	376	—	2	—	2
Shares redeemed	—	—	(2)	(24)	—	(1)

Net increase in shares outstanding	2,553	$25,519	1	$2	9	$94

	A Class		C Class
Crescent Short Duration High Income	Shares	Amount	Shares	Amount
Shares sold	—	$—	1	$10
Reinvestment of dividends	—	2	—	1
Shares redeemed	—	—	(1)	(10)

Net increase in shares outstanding	—	$2	—	$1

	Institutional Class		Y Class		Investor Class
Global Evolution Frontier Markets Income	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	960	$9,803	15,122	$152,956	1,638	$16,655
Redemption Fees	—	1	—	7	—	1
Reinvestment of dividends	56	567	337	3,329	43	430
Shares redeemed	(1,023)	(10,493)	(1,220)	(11,959)	(246)	(2,415)

Net increase in shares outstanding	(7)	$(122)	14,239	$144,433	1,435	$14,671

	A Class		C Class
Global Evolution Frontier Markets Income	Shares	Amount	Shares	Amount
Shares sold	1,735	$17,708	134	$1,367
Redemption Fees	—	1	—	—
Reinvestment of dividends	44	437	3	32
Shares redeemed	(159)	(1,588)	(18)	(191)

Net increase in shares outstanding	1,620	$16,558	119	$1,208

36

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37

American Beacon Crescent Short Duration High Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class				Y Class				Investor Class
	Six Months Ended July 31, 2015		Oct. 1 to Jan. 31, 2015A		Six Months Ended July 31, 2015		Oct. 1 to Jan. 31, 2015A		Six Months Ended July 31, 2015		Oct. 1 to Jan. 31, 2015A
	(unaudited)				(unaudited)				(unaudited)

Net asset value, beginning of period	$9.68		$10.00		$9.68		$10.00		$9.69		$10.00

Income from investment operations:
Net investment income	0.24		0.16		0.24		0.15		0.22		0.14
Net gains (losses) on investments (both realized and unrealized)	(0.04)		(0.32)		(0.05)		(0.32)		(0.05)		(0.31)

Total income (loss) from investment operations	0.20		(0.16)		0.19		(0.17)		0.17		(0.17)

Less distributions:
Dividends from net investment income	(0.24)		(0.16)		(0.24)		(0.15)		(0.22)		(0.14)
Distributions from net realized gains	—		—		—		—		—		—

Total distributions	(0.24)		(0.16)		(0.24)		(0.15)		(0.22)		(0.14)

Net asset value, end of period	$9.64		$9.68		$9.63		$9.68		$9.64		$9.69

Total return B	2.08	%C	(1.65	)%C	1.92	%C	(1.68	)%C	1.88	%C	(1.67	)%C

Ratios and supplemental data:
Net assets, end of period (in thousands)	$40,207		$33,903		$6,309		$99		$3,252		$190
Ratios to average net assets:
Expenses, before reimbursements	1.57	%D	2.24	%D	1.61	%D	7.71	%D	1.96	%D	6.21	%D
Expenses, net of reimbursements	0.85	%D	0.85	%D	0.95	%D	0.95	%D	1.23	%D	1.23	%D
Net investment income (loss), before expense reimbursements	4.23	%D	3.37	%D	3.99	%D	(2.11	)%D	3.50	%D	(0.41	)%D
Net investment income, net of reimbursements	4.95	%D	4.76	%D	4.65	%D	4.64	%D	4.24	%D	4.57	%D
Portfolio turnover rate	43%		31%[e]		43%		31	%E	43%		31	%E

A	October 1, 2014 is the inception date of the Crescent Short Duration High Income Fund.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from October 1, 2014 to January 31, 2015, and is not annualized.

38

American Beacon Crescent Short Duration High Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

A Class				C Class
Six Months Ended July 31, 2015		Oct. 1 to Jan. 31, 2015A		Six Months Ended July 31, 2015		Oct. 1 to Jan. 31, 2015A
(unaudited)				(unaudited)

$9.68		$10.00		$9.68		$10.00

0.22		0.14		0.19		0.12

(0.05)		(0.32)		(0.04)		(0.32)

0.17		(0.18)		0.15		(0.20)

(0.22)		(0.14)		(0.19)		(0.12)
—		—		—		—

(0.22)		(0.14)		(0.19)		(0.12)

$9.63		$9.68		$9.64		$9.68

1.76	%C	(1.78	)%C	1.50	%C	(2.03	)%C

$940		$98		$119		$98

2.25	%D	7.97	%D	4.10	%D	8.70	%D
1.25	%D	1.25	%D	2.00	%D	2.00	%D

3.18	%D	(2.37	)%D	1.71	%D	(3.12	)%D

4.18	%D	4.36	%D	3.81	%D	3.59	%D
43%		31	%E	43%		31	%E

39

American Beacon Global Evolution Frontier Markets Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class				Y Class				Investor Class
	Six Months Ended July 31, 2015		Feb. 25 to Jan. 31, 2015A		Six Months Ended July 31, 2015		Feb. 25 to Jan. 31, 2015A		Six Months Ended July 31, 2015		Feb. 25 to Jan. 31, 2015A
	(unaudited)				(unaudited)				(unaudited)

Net asset value, beginning of period	$9.68		$10.00		$9.69		$10.00		$9.68		$10.00

Income from investment operations:
Net investment income	0.35		0.59		0.35		0.58		0.34		0.55
Net gains (losses) on investments (both realized and unrealized)	(0.26)		(0.30)		(0.27)		(0.28)		(0.27)		(0.29)

Total income (loss) from investment operations	0.09		0.29		0.08		0.30		0.07		0.26

Less distributions:
Dividends from net investment income	(0.35)		(0.59)		(0.35)		(0.59)		(0.33)		(0.56)
Distributions from net realized gains	—		(0.02)		—		(0.02)		—		(0.02)

Total distributions	(0.35)		(0.61)		(0.35)		(0.61)		(0.33)		(0.58)

Redemption fees added to beneficial interests F	—		—		—		—		—		—

Net asset value, end of period	$9.42		$9.68		$9.42		$9.69		$9.42		$9.68

Total return B	0.93	%C	2.76	%C	0.77	%C	2.87	%C	0.74	%C	2.47	%C

Ratios and supplemental data:
Net assets, end of period (in thousands)	$10,056		$9,226		$148,095		$138,082		$19,137		$13,988
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.13	%E	1.95	%E	1.20	%E	1.50	%E	1.39	%E	1.78	%E
Expenses, net of reimbursements or recoupments	1.15	%E	1.15	%E	1.25	%E	1.25	%E	1.53	%E	1.53	%E
Net investment income, before expense reimbursements or recoupments	7.41	%E	5.43	%E	7.32	%E	6.33	%E	7.08	%E	5.86	%E
Net investment income, net of reimbursements or recoupments	7.39	%E	6.22	%E	7.27	%E	6.59	%E	6.94	%E	6.12	%E
Portfolio turnover rate	22	%C	23	%D	22	%C	23	%D	22	%C	23	%D

A	February 25, 2014 is the inception date of the Global Evolution Frontier Markets Income Fund.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Portfolio turnover rate is for the period from February 25, 2014 to January 31, 2015 and is not annualized.
E	Annualized.
F	Amount represents less than $0.01 per share.

40

American Beacon Global Evolution Frontier Markets Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

A Class				C Class
Six Months Ended July 31, 2015		Feb. 25 to Jan. 31, 2015A		Six Months Ended July 31, 2015		Feb. 25 to Jan. 31, 2015A
(unaudited)				(unaudited)

$9.68		$10.00		$9.67		$10.00

0.33		0.54		0.30		0.47

(0.26)		(0.29)		(0.27)		(0.30)

0.07		0.25		0.03		0.17

(0.33)		(0.55)		(0.30)		(0.48)
—		(0.02)		—		(0.02)

(0.33)		(0.57)		(0.30)		(0.50)

—		—		—		—

$9.42		$9.68		$9.40		$9.67

0.73	%C	2.42	%C	0.24	%C	1.60	%C

$11,939		$15,782		$1,956		$1,245

1.52	%E	1.88	%E	2.37	%E	3.01	%E

1.55	%E	1.55	%E	2.30	%E	2.31	%E

7.03	%E	5.82	%E	6.11	%E	4.62	%E

7.00	%E	6.15	%E	6.18	%E	5.33	%E
22	%C	23	%D	22	%C	23	%D

41

American Beacon FundsSM

Results of Shareholder Meeting (Unaudited)

Special meetings of shareholders of each of the portfolios of the American Beacon Funds (the “Trust”) were held on April 7 and April 28, 2015. The shareholders of the Crescent Short Duration High Income and Global Evolution Frontier Markets Income Funds (the “Funds”) approved a new investment management agreement between American Beacon Advisors, Inc. and the Funds. Approval of this proposal required a majority of the outstanding voting securities of each Fund. The following are the results of the shareholder votes for this proposal:

Funds	For	Against	Abstain	Non-Voting
Crescent Short Duration High Income Fund	34,093,041.50	0	0	90,755.88
Global Evolution Frontier Markets Income Fund	118,993,520.96	847,010.77	501,611.21	52,164,296.89

Special meetings of shareholders of the Trust were held on April 7 and April 28, 2015. The shareholders of the Trust approved the re-election of nine of the current Trustees to the Board of the American Beacon Trust and the election of two additional Trustees to the Board. Approval of this proposal required a plurality vote of the Trust’s shares. The following are the results of the election of each Trustee:

Gilbert G. Alvarado
Affirmative	16,655,574,211.10
Withhold	242,060,281.87

Joseph B. Armes
Affirmative	16,653,130,207.99
Withhold	244,504,284.98

Gerard J. Arpey
Affirmative	16,659,813,172.19
Withhold	237,821,320.78

W. Humphrey Bogart
Affirmative	16,532,151,093.14
Withhold	365,483,399.83

Brenda A. Cline
Affirmative	16,662,050,138.08
Withhold	235,584,354.89

Eugene J. Duffy
Affirmative	16,430,210,258.21
Withhold	467,424,234.76

Thomas M. Dunning
Affirmative	16,651,792,247.83
Withhold	245,842,245.14

Alan D. Feld
Affirmative	14,899,039,186.08
Withhold	1,998,595,306.89

Richard A. Massman
Affirmative	16,651,582,060.07
Withhold	246,052,432.90

Barbara J. McKenna
Affirmative	16,435,773,869.81
Withhold	461,860,623.16

R. Gerald Turner
Affirmative	16,653,429,720.08
Withhold	244,204,772.89

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Delivery of Documents

eDelivery is NOW AVAILABLE- Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail: american_beacon.funds@ambeacon.com	On the Internet: Visit our website at www.americanbeaconfunds.com

By Telephone: Institutional, Y and Investor Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (202) 551-8090. A complete schedule of the Fund’s portfolio holdings is also available on www.americanbeaconfunds.com, approximately twenty days after the end of each month.

Availability of Proxy Voting Policy and Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT Boston Financial Data Services Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Foreside Fund Services, LLC Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon Crescent Short Duration High Income Fund, and American Beacon Global Evolution Frontier Markets Income Fund are service marks of American Beacon Advisors, Inc.

SAR 7/15

ITEM 2. CODE OF ETHICS.

The Trust did not amend the code of ethics that applies to its principal executive and financial officers (the “Code”) nor did it grant any waivers to the provisions of the Code during the period covered by the shareholder report presented in Item 1.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The schedules of investments for each series of the Trust are included in the shareholder report presented in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust’s internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not Applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

(a)(3) Not Applicable.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: October 9, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: October 9, 2015

By	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer

Date: October 9, 2015